PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 36.4%
Communication Services : 2.5%
1,181
(1)
Adevinta ASA
$ 12,380
0.0
18,973
(1)
Alphabet, Inc. - Class A
2,863,595
0.9
12,656
AT&T, Inc.
222,746
0.1
57
Cable One, Inc.
24,118
0.0
15,720  Comcast Corp. - Class
A
681,462
0.2
2,334  Deutsche Telekom AG,
Reg
56,657
0.0
1,430
Electronic Arts, Inc.
189,718
0.1
2,398
Informa PLC
25,160
0.0
6,144  Iridium
Communications, Inc.
160,727
0.1
3,826  Meta Platforms, Inc. -
Class A
1,857,829
0.6
669
(1)
Netflix, Inc.
406,304
0.1
497  New York Times Co. -
Class A
21,480
0.0
1,706
News Corp. - Class A
44,663
0.0
890
Publicis Groupe SA
97,029
0.0
158
(1)
Roku, Inc.
10,297
0.0
1,035
(2)
Scout24 SE
77,975
0.0
600
SoftBank Group Corp.
35,631
0.0
1,357
(1)
Spotify Technology SA
358,112
0.1
3,454
TEGNA, Inc.
51,603
0.0
22,290
Telefonica SA
98,439
0.1
3,051
Telenor ASA
33,934
0.0
12,639
Telia Co. AB
32,393
0.0
36,750
Telstra Group Ltd.
92,442
0.0
1,187
(1)
Trade Desk, Inc. - Class
A
103,768
0.1
4,147
(1)
TripAdvisor, Inc.
115,245
0.1
4,090
Vivendi SE
44,572
0.0
84,412
Vodafone Group PLC
74,867
0.0
2,478
(1)
ZoomInfo Technologies,
Inc.
39,722
0.0
7,832,868
2.5
Consumer Discretionary : 4.1%
1,481
ADT, Inc.
9,952
0.0
300
Aisin Corp.
12,259
0.0
15,118
(1)
Amazon.com, Inc.
2,726,985
0.9
3,378
Aristocrat Leisure Ltd.
94,587
0.0
129
Booking Holdings, Inc.
467,997
0.2
4,295
BorgWarner, Inc.
149,208
0.1
1,573
Boyd Gaming Corp.
105,894
0.0
129
Brunswick Corp.
12,451
0.0
2,472
Burberry Group PLC
37,813
0.0
59
(1)
Burlington Stores, Inc.
13,699
0.0
256
(1)
Caesars Entertainment,
Inc.
11,197
0.0
135
(1)
CarMax, Inc.
11,760
0.0
773  Cie Financiere
Richemont SA
117,682
0.0
1,276
Compass Group PLC
37,428
0.0
184
Continental AG
13,282
0.0
5,184
(1)
Coupang, Inc.
92,223
0.0
747
(1)
Crocs, Inc.
107,419
0.0
3,160
D.R. Horton, Inc.
519,978
0.2
165
(1)
Deckers Outdoor Corp.
155,308
0.1
741
(1)(2)
Delivery Hero SE
21,189
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
350  Dick's Sporting Goods,
Inc.
$ 78,701
0.0
280
(2)
Evolution AB
34,777
0.0
517
(1)
Five Below, Inc.
93,773
0.0
84
(1)
Floor & Decor Holdings,
Inc. - Class A
10,888
0.0
10,600
Ford Motor Co.
140,768
0.1
698
(1)(3)
GameStop Corp. -
Class A
8,739
0.0
1,362
Gap, Inc.
37,523
0.0
11,330
General Motors Co.
513,815
0.2
7,711
Gentex Corp.
278,521
0.1
104,700
Genting Singapore Ltd.
68,666
0.0
2,648
(1)
Goodyear Tire &
Rubber Co.
36,357
0.0
92  Graham Holdings Co. -
Class B
70,627
0.0
706
(1)
Grand Canyon
Education, Inc.
96,164
0.0
1,084
(3)
H & M Hennes &
Mauritz AB - Class B
17,676
0.0
1,257
H&R Block, Inc.
61,731
0.0
698
Harley-Davidson, Inc.
30,531
0.0
14
Hermes International
35,781
0.0
1,057
(1)
Hilton Grand Vacations,
Inc.
49,901
0.0
339
Home Depot, Inc.
130,040
0.1
800
Honda Motor Co. Ltd.
9,899
0.0
506  Hyatt Hotels Corp. -
Class A
80,768
0.0
3,673  Industria de Diseno
Textil SA
184,959
0.1
1,350
KB Home
95,688
0.0
901
Kohl's Corp.
26,264
0.0
1,011
(2)
La Francaise des Jeux
SAEM
41,206
0.0
848
Lear Corp.
122,858
0.0
544
Leggett & Platt, Inc.
10,418
0.0
824
Lennar Corp. - Class A
141,712
0.1
344
(1)
Light & Wonder, Inc.
35,119
0.0
156
Lithia Motors, Inc.
46,934
0.0
6,025
LKQ Corp.
321,795
0.1
599
(1)
Lululemon Athletica,
Inc.
233,999
0.1
152  LVMH Moet Hennessy
Louis Vuitton SE
136,770
0.1
2,942
Macy's, Inc.
58,811
0.0
1,264
(1)
Mattel, Inc.
25,040
0.0
4,100
Mazda Motor Corp.
47,517
0.0
7,203
(1)
MGM Resorts
International
340,054
0.1
187
Next PLC
21,798
0.0
4,921
NIKE, Inc. - Class B
462,476
0.2
8,900
(3)
Nissan Motor Co. Ltd.
35,266
0.0
9,347
(3)
Nordstrom, Inc.
189,464
0.1
20
(1)
NVR, Inc.
161,999
0.1
393
(1)
Ollie's Bargain Outlet
Holdings, Inc.
31,271
0.0
2,200  Panasonic Holdings
Corp.
20,996
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
835
Pandora A/S
$ 134,774
0.1
2,333
(1)
Penn Entertainment,
Inc.
42,484
0.0
169
(1)
Planet Fitness, Inc. -
Class A
10,584
0.0
1,822
Prosus NV
57,030
0.0
309
PVH Corp.
43,448
0.0
1,800
(1)
Rakuten Group, Inc.
10,217
0.0
1,206
Ralph Lauren Corp.
226,439
0.1
1,108
Renault SA
55,910
0.0
5,100  Sekisui Chemical Co.
Ltd.
74,388
0.0
4,000
Sekisui House Ltd.
91,111
0.0
4,049
(1)
Skechers USA, Inc. -
Class A
248,042
0.1
100
Sony Group Corp.
8,575
0.0
1,333
Stellantis NV (STLAM)
37,869
0.0
3,300
Subaru Corp.
74,738
0.0
6,496
Tapestry, Inc.
308,430
0.1
2,353
(1)
Taylor Morrison Home
Corp.
146,286
0.1
2,755
(1)
Tesla, Inc.
484,301
0.2
306
Toll Brothers, Inc.
39,587
0.0
578
(1)
TopBuild Corp.
254,742
0.1
5,900
Toyota Motor Corp.
149,122
0.1
6,542
(1)
Under Armour, Inc. -
Class A
48,280
0.0
2,800
(3)
USS Co. Ltd.
23,148
0.0
17,321
Wendy's Co.
326,328
0.1
2,255
Whitbread PLC
94,277
0.0
504
Williams-Sonoma, Inc.
160,035
0.1
115
Wingstop, Inc.
42,136
0.0
852
Wynn Resorts Ltd.
87,100
0.0
598
(1)
YETI Holdings, Inc.
23,053
0.0
12,698,805
4.1
Consumer Staples : 2.3%
10,505
Altria Group, Inc.
458,228
0.2
3,000  Asahi Group Holdings
Ltd.
110,160
0.1
6,373
(1)
BellRing Brands, Inc.
376,198
0.1
880
(1)
BJ's Wholesale Club
Holdings, Inc.
66,572
0.0
32
(1)
Boston Beer Co., Inc. -
Class A
9,741
0.0
5,638  British American
Tobacco PLC
171,119
0.1
613
Bunge Global SA
62,845
0.0
2,028
Carrefour SA
34,789
0.0
35  Casey's General Stores,
Inc.
11,146
0.0
607
(1)
Celsius Holdings, Inc.
50,332
0.0
3  Chocoladefabriken Lindt
& Spruengli AG - Class
PC
35,907
0.0
9,017
Coca-Cola Co.
551,660
0.2
327  Coca-Cola
Consolidated, Inc.
276,776
0.1
1,077  Coca-Cola HBC AG -
Class DI
34,034
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
3,502
Coles Group Ltd.
$ 38,659
0.0
7,159
Colgate-Palmolive Co.
644,668
0.2
654
Costco Wholesale Corp.
479,140
0.2
760
Danone SA
49,130
0.0
1,594
(1)
Darling Ingredients, Inc.
74,137
0.0
295
(1)
e.l.f. Beauty, Inc.
57,829
0.0
1,044
(3)
Essity AB - Class B
24,799
0.0
8,988
Haleon PLC
37,667
0.0
1,187
Heineken Holding NV
95,796
0.0
3,750
Imperial Brands PLC
83,830
0.0
859
Ingredion, Inc.
100,374
0.0
17,588
J Sainsbury PLC
60,053
0.0
5,600
Japan Tobacco, Inc.
149,307
0.1
700
Kirin Holdings Co. Ltd.
9,734
0.0
1,060  Koninklijke Ahold
Delhaize NV
31,717
0.0
46
L'Oreal SA
21,784
0.0
2,811
(1)
Monster Beverage
Corp.
166,636
0.1
2,864
Mowi ASA
52,608
0.0
1,682
Nestle SA
178,713
0.1
2,710
PepsiCo, Inc.
474,277
0.2
5,639
(1)
Performance Food
Group Co.
420,895
0.1
7,273  Philip Morris
International, Inc.
666,352
0.2
1,473
Procter & Gamble Co.
238,994
0.1
1,300
Shiseido Co. Ltd.
35,467
0.0
572
Sysco Corp.
46,435
0.0
30,088
Tesco PLC
112,694
0.1
92
Unilever PLC
4,619
0.0
209
Unilever PLC - NL
10,495
0.0
7,808
(1)
US Foods Holding
Corp.
421,398
0.1
1,800
(3)
Yakult Honsha Co. Ltd.
36,789
0.0
7,074,503
2.3
Energy : 1.5%
1,331
Ampol Ltd.
34,526
0.0
1,088
Antero Midstream Corp.
15,297
0.0
2,477
(1)
Antero Resources Corp.
71,833
0.0
15,414
Baker Hughes Co.
516,369
0.2
30,243
BP PLC
189,727
0.1
3,307
ChampionX Corp.
118,688
0.0
1,373
Chevron Corp.
216,577
0.1
127
Chord Energy Corp.
22,637
0.0
2,712
Civitas Resources, Inc.
205,868
0.1
1,426
(1)(3)
CNX Resources Corp.
33,825
0.0
4,392
ConocoPhillips
559,014
0.2
388
Coterra Energy, Inc.
10,817
0.0
244  Diamondback Energy,
Inc.
48,354
0.0
4,700
ENEOS Holdings, Inc.
22,644
0.0
3,061
EOG Resources, Inc.
391,318
0.1
3,020  Equitrans Midstream
Corp.
37,720
0.0
4,777
Exxon Mobil Corp.
555,279
0.2
588
Halliburton Co.
23,179
0.0
549
HF Sinclair Corp.
33,143
0.0
1,900
Inpex Corp.
28,882
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
2,221
Kinder Morgan, Inc.
$ 40,733
0.0
1,993
Matador Resources Co.
133,073
0.0
3,066
Murphy Oil Corp.
140,116
0.1
3,140  New Fortress Energy,
Inc.
96,053
0.0
760
OMV AG
35,996
0.0
837
Ovintiv, Inc.
43,440
0.0
385  PBF Energy, Inc. -
Class A
22,164
0.0
1,843
Phillips 66
301,036
0.1
352
Range Resources Corp.
12,119
0.0
6,468
Repsol SA
107,959
0.0
5,640
Santos Ltd.
28,484
0.0
5,067
Shell PLC
168,120
0.1
655
Tenaris SA
12,950
0.0
670
TotalEnergies SE
46,089
0.0
2,689
Valero Energy Corp.
458,985
0.2
371
(1)
Weatherford
International PLC
42,821
0.0
4,825,835
1.5
Financials : 4.9%
2,792
3i Group PLC
98,997
0.0
2,759
(2)
ABN AMRO Bank NV
47,213
0.0
737  Affiliated Managers
Group, Inc.
123,425
0.1
1,600
AIA Group Ltd.
10,763
0.0
3,287
AIB Group PLC
16,686
0.0
422
Allianz SE
126,481
0.1
2,003
Ally Financial, Inc.
81,302
0.0
506
American Express Co.
115,211
0.0
1,470  American Financial
Group, Inc.
200,626
0.1
1,244  Ameriprise Financial,
Inc.
545,419
0.2
690
(2)
Amundi SA
47,394
0.0
2,585  Annaly Capital
Management, Inc.
50,899
0.0
1,036
Aon PLC - Class A
345,734
0.1
2,031  Ares Management
Corp. - Class A
270,082
0.1
5,074
AXA SA
190,559
0.1
1,816  Axis Capital Holdings
Ltd.
118,076
0.0
11,146
(3)
Banco Bilbao Vizcaya
Argentaria SA
132,733
0.1
13,070
Banco Santander SA
63,840
0.0
5,889  Bank Leumi Le-Israel
BM
48,952
0.0
1,178  Bank of Ireland Group
PLC
12,022
0.0
2,009
Bank OZK
91,329
0.0
46,384
Barclays PLC
107,502
0.0
1,922
(1)
Berkshire Hathaway,
Inc. - Class B
808,239
0.3
2,625
BNP Paribas SA
186,887
0.1
15,500  BOC Hong Kong
Holdings Ltd.
41,560
0.0
783
Brown & Brown, Inc.
68,544
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,456  Capital One Financial
Corp.
$ 365,674
0.1
1,740  Cboe Global Markets,
Inc.
319,690
0.1
849
Charles Schwab Corp.
61,417
0.0
9,237
Citigroup, Inc.
584,148
0.2
988  Citizens Financial
Group, Inc.
35,855
0.0
2,735
CME Group, Inc.
588,818
0.2
6,373  CNO Financial Group,
Inc.
175,130
0.1
1,607  Commerce Bancshares,
Inc.
85,492
0.0
4,705
Commerzbank AG
64,667
0.0
148  Commonwealth Bank of
Australia
11,609
0.0
3,900  Dai-ichi Life Holdings,
Inc.
99,468
0.0
3,294
Danske Bank A/S
98,874
0.0
6,552
Deutsche Bank AG
103,196
0.0
1,105
East West Bancorp, Inc.
87,417
0.0
8,704
Equitable Holdings, Inc.
330,839
0.1
83  Erie Indemnity Co. -
Class A
33,330
0.0
3,397
Essent Group Ltd.
202,155
0.1
346
Evercore, Inc. - Class A
66,636
0.0
51
Everest Re Group Ltd.
20,273
0.0
219  Fidelity National
Financial, Inc.
11,629
0.0
672  FinecoBank Banca
Fineco SpA
10,064
0.0
1,747  First American Financial
Corp.
106,654
0.0
4,451
First Horizon Corp.
68,545
0.0
182
(1)
Futu Holdings Ltd., ADR
9,855
0.0
1,077  Goldman Sachs Group,
Inc.
449,852
0.2
1,836
Hancock Whitney Corp.
84,529
0.0
3,443  Hartford Financial
Services Group, Inc.
354,801
0.1
4,791
HSBC Holdings PLC
37,450
0.0
3,664  Industrivarden AB -
Class A
126,004
0.1
716
ING Groep NV
11,788
0.0
322  Interactive Brokers
Group, Inc. - Class A
35,971
0.0
1,524  International
Bancshares Corp.
85,557
0.0
47,491
Intesa Sanpaolo SpA
172,418
0.1
4,948
Investor AB - Class B
124,167
0.1
1,700
(3)
Japan Post Bank Co.
Ltd.
18,267
0.0
1,885  Jefferies Financial
Group, Inc.
83,129
0.0
2,713
JPMorgan Chase & Co.
543,414
0.2
1,046
Julius Baer Group Ltd.
60,666
0.0
5,179
Loews Corp.
405,464
0.1
82  MarketAxess Holdings,
Inc.
17,979
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
636  Marsh & McLennan
Cos., Inc.
$ 131,003
0.1
17,414
Medibank Pvt Ltd.
42,666
0.0
4,282
MetLife, Inc.
317,339
0.1
12,338
MGIC Investment Corp.
275,878
0.1
4,100  Mitsubishi UFJ Financial
Group, Inc.
41,714
0.0
377
MSCI, Inc.
211,290
0.1
20,496
NatWest Group PLC
68,648
0.0
2,842
NN Group NV
131,202
0.1
694
Nordea Bank Abp
7,845
0.0
2,057
OneMain Holdings, Inc.
105,092
0.0
6,000
ORIX Corp.
131,231
0.1
3,774
(2)
Poste Italiane SpA
47,266
0.0
642  Prosperity Bancshares,
Inc.
42,231
0.0
9,169  QBE Insurance Group
Ltd.
108,384
0.0
836  Reinsurance Group of
America, Inc.
161,248
0.1
47  RenaissanceRe
Holdings Ltd.
11,046
0.0
27,989
Rithm Capital Corp.
312,357
0.1
5,221
SLM Corp.
113,766
0.0
8,793  Standard Chartered
PLC
74,544
0.0
2,982  Starwood Property
Trust, Inc.
60,624
0.0
239
State Street Corp.
18,479
0.0
2,900
(3)
Sumitomo Mitsui
Financial Group, Inc.
169,571
0.1
4,852
Suncorp Group Ltd.
51,790
0.0
4,507
(3)
Svenska
Handelsbanken AB -
Class A
45,566
0.0
3,621
(3)
Swedbank AB - Class A
71,869
0.0
9,551
Synchrony Financial
411,839
0.1
600
T&D Holdings, Inc.
10,431
0.0
2,687
(1)
Toast, Inc. - Class A
66,960
0.0
3,900  Tokio Marine Holdings,
Inc.
122,250
0.1
2,034  Tradeweb Markets, Inc.
- Class A
211,882
0.1
1,756
UMB Financial Corp.
152,754
0.1
4,165
UniCredit SpA
158,184
0.1
6,858
Unum Group
368,000
0.1
12,398
Wells Fargo & Co.
718,588
0.2
1,246
Wintrust Financial Corp.
130,070
0.1
1,362
(1)
Wise PLC - Class A
15,921
0.0
2,024
XP, Inc. - Class A
51,936
0.0
15,274,830
4.9
Health Care : 4.3%
1,261
AbbVie, Inc.
229,628
0.1
2,549  Agilent Technologies,
Inc.
370,905
0.1
1,225
Alcon, Inc.
101,322
0.0
386  AmerisourceBergen
Corp.
93,794
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
382
(1)
Arrowhead
Pharmaceuticals, Inc.
$ 10,925
0.0
8,000
(3)
Astellas Pharma, Inc.
85,942
0.0
795
AstraZeneca PLC
106,803
0.0
8,993  Bristol-Myers Squibb
Co.
487,690
0.2
888
Bruker Corp.
83,419
0.0
489
Cardinal Health, Inc.
54,719
0.0
3,970
(1)
Centene Corp.
311,566
0.1
1,300  Chugai Pharmaceutical
Co. Ltd.
49,680
0.0
634
Cigna Group
230,262
0.1
488
Cochlear Ltd.
107,326
0.0
180
CSL Ltd.
33,773
0.0
5,593
CVS Health Corp.
446,098
0.2
1,300
Daiichi Sankyo Co. Ltd.
41,365
0.0
588
(1)
Demant A/S
29,226
0.0
1,586
(1)
Dexcom, Inc.
219,978
0.1
2,679
(1)
Doximity, Inc. - Class A
72,092
0.0
3,162
(1)
Edwards Lifesciences
Corp.
302,161
0.1
932
Elevance Health, Inc.
483,279
0.2
766
Eli Lilly & Co.
595,917
0.2
490
(1)
Envista Holdings Corp.
10,476
0.0
13,484
(1)
Exelixis, Inc.
319,975
0.1
442  Fresenius SE & Co.
KGaA
11,919
0.0
2,008  GE HealthCare
Technologies, Inc.
182,547
0.1
95
(1)
Genmab A/S
28,484
0.0
5,133
Gilead Sciences, Inc.
375,992
0.1
945
(1)
Globus Medical, Inc. -
Class A
50,690
0.0
3,275
(1)
Grifols SA
29,459
0.0
2,493
GSK PLC
53,526
0.0
373
(1)
Haemonetics Corp.
31,836
0.0
1,143
(1)
Halozyme Therapeutics,
Inc.
46,497
0.0
587
(1)
HealthEquity, Inc.
47,917
0.0
3,887  Hikma Pharmaceuticals
PLC
94,030
0.0
1,100
Hoya Corp.
137,578
0.1
1,726
(1)
Inari Medical, Inc.
82,814
0.0
4,631
(1)
Incyte Corp.
263,828
0.1
372
(1)
Inspire Medical
Systems, Inc.
79,902
0.0
633
Ipsen SA
75,325
0.0
756
(1)
Jazz Pharmaceuticals
PLC
91,038
0.0
5,328
Johnson & Johnson
842,836
0.3
3,147
(1)
Lantheus Holdings, Inc.
195,869
0.1
1,070
(1)
LivaNova PLC
59,856
0.0
257
McKesson Corp.
137,970
0.1
102
(1)
Medpace Holdings, Inc.
41,223
0.0
1,320
Medtronic PLC
115,038
0.1
8,123
Merck & Co., Inc.
1,071,830
0.4
452
Merck KGaA
79,704
0.0
553
(1)
Molina Healthcare, Inc.
227,189
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,310
(1)
Neurocrine Biosciences,
Inc.
$ 318,595
0.1
2,647
Novartis AG, Reg
256,384
0.1
2,993  Novo Nordisk A/S -
Class B
383,922
0.1
3,800
(3)
Ono Pharmaceutical
Co. Ltd.
62,263
0.0
1,353
(1)
Option Care Health, Inc.
45,380
0.0
700  Otsuka Holdings Co.
Ltd.
29,077
0.0
173
(1)
Penumbra, Inc.
38,610
0.0
1,160
(1)
Progyny, Inc.
44,254
0.0
417
(1)
Regeneron
Pharmaceuticals, Inc.
401,358
0.1
418
Roche Holding AG
106,723
0.0
1,050
Sanofi
102,149
0.0
642
(1)
Shockwave Medical,
Inc.
209,054
0.1
266  Sonova Holding AG,
Reg
77,032
0.0
460
Stryker Corp.
164,620
0.1
4,300  Takeda Pharmaceutical
Co. Ltd.
119,600
0.1
202
(1)
Tenet Healthcare Corp.
21,232
0.0
703  Thermo Fisher
Scientific, Inc.
408,591
0.1
309
(1)
United Therapeutics
Corp.
70,984
0.0
1,587  UnitedHealth Group,
Inc.
785,089
0.3
55
(1)
Veeva Systems, Inc. -
Class A
12,743
0.0
1,195
(1)
Vertex Pharmaceuticals,
Inc.
499,522
0.2
13,490,400
4.3
Industrials : 4.5%
935
3M Co.
99,175
0.0
2,400
ABB Ltd., Reg
111,337
0.0
1,452
Acuity Brands, Inc.
390,196
0.1
535
Adecco Group AG
21,166
0.0
1,890  Advanced Drainage
Systems, Inc.
325,534
0.1
1,889
AECOM
185,273
0.1
483
(2)
Aena SME SA
95,129
0.0
900
AGC, Inc.
32,654
0.0
239
AGCO Corp.
29,402
0.0
22,906
(1)
American Airlines
Group, Inc.
351,607
0.1
2,570
AMETEK, Inc.
470,053
0.2
7  AP Moller - Maersk A/S
- Class B
9,127
0.0
19,113
Aurizon Holdings Ltd.
49,836
0.0
971
Avis Budget Group, Inc.
118,909
0.0
5,929
BAE Systems PLC
101,062
0.0
6,768
Brambles Ltd.
71,227
0.0
555
Brenntag SE
46,776
0.0
56
(1)
Builders FirstSource,
Inc.
11,679
0.0
1,099
Bunzl PLC
42,287
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
99
(1)
CACI International, Inc.
- Class A
$ 37,504
0.0
351
Carlisle Cos., Inc.
137,539
0.1
3,316
Carrier Global Corp.
192,759
0.1
4,000  Central Japan Railway
Co.
99,341
0.0
1,879
Cie de Saint-Gobain
145,837
0.1
937
Cintas Corp.
643,747
0.2
5,500  CK Hutchison Holdings
Ltd.
26,470
0.0
274
(1)
Clean Harbors, Inc.
55,159
0.0
8,092
(1)
Copart, Inc.
468,689
0.2
9,313
(1)
Core & Main, Inc. -
Class A
533,169
0.2
417
Curtiss-Wright Corp.
106,727
0.0
2,428  Daimler Truck Holding
AG
123,039
0.1
1,108
DCC PLC
80,614
0.0
2,607
Donaldson Co., Inc.
194,691
0.1
7,683  Dun & Bradstreet
Holdings, Inc.
77,137
0.0
82
EMCOR Group, Inc.
28,716
0.0
296
EnerSys
27,960
0.0
398
Esab Corp.
44,007
0.0
677
Experian PLC
29,499
0.0
183
Exponent, Inc.
15,132
0.0
1,400
FANUC Corp.
39,055
0.0
7,352
Fortive Corp.
632,419
0.2
1,676  Fortune Brands
Innovations, Inc.
141,907
0.1
981
GEA Group AG
41,477
0.0
9,453
Genpact Ltd.
311,476
0.1
5,598
Getlink SE
95,314
0.0
2,782
Graco, Inc.
260,006
0.1
1,245
(1)
GXO Logistics, Inc.
66,931
0.0
3,418
(1)
Hertz Global Holdings,
Inc.
26,763
0.0
200
Hitachi Ltd.
18,276
0.0
3,576
Ingersoll Rand, Inc.
339,541
0.1
897
ITT, Inc.
122,019
0.1
4,000
(3)
Japan Airlines Co. Ltd.
75,951
0.0
1,300  Jardine Cycle &
Carriage Ltd.
23,276
0.0
1,800  Jardine Matheson
Holdings Ltd.
66,717
0.0
2,325  Johnson Controls
International PLC
151,869
0.1
106
(1)
Kirby Corp.
10,104
0.0
1,250
Legrand SA
132,371
0.1
395
Leidos Holdings, Inc.
51,781
0.0
31  Lennox International,
Inc.
15,152
0.0
148  Lincoln Electric
Holdings, Inc.
37,805
0.0
1,200
Makita Corp.
34,105
0.0
2,900
MISUMI Group, Inc.
40,400
0.0
2,075  MSC Industrial Direct
Co., Inc. - Class A
201,358
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
300  Nippon Express
Holdings, Inc.
$ 15,314
0.0
1,753
nVent Electric PLC
132,176
0.1
1,416  Old Dominion Freight
Line, Inc.
310,543
0.1
2,405
Otis Worldwide Corp.
238,744
0.1
3,062
Owens Corning
510,742
0.2
507
Parker-Hannifin Corp.
281,786
0.1
3,379
Pentair PLC
288,702
0.1
2,007
Reece Ltd.
36,748
0.0
591
Regal Rexnord Corp.
106,439
0.0
260
RELX PLC
11,213
0.0
875  Rockwell Automation,
Inc.
254,914
0.1
2,452
Rollins, Inc.
113,454
0.0
778
Ryder System, Inc.
93,508
0.0
308
(1)
Saia, Inc.
180,180
0.1
44
Schneider Electric SE
9,947
0.0
3,458  Schneider National, Inc.
- Class B
78,289
0.0
700
Secom Co. Ltd.
50,680
0.0
1,358  Sensata Technologies
Holding PLC
49,893
0.0
321  Seven Group Holdings
Ltd.
8,530
0.0
1,385
Siemens AG, Reg
264,451
0.1
530  Simpson Manufacturing
Co., Inc.
108,745
0.0
4,165
(3)
SKF AB - Class B
85,028
0.0
4,540
Smiths Group PLC
94,107
0.0
8,271  SS&C Technologies
Holdings, Inc.
532,404
0.2
3,000
Sumitomo Corp.
72,264
0.0
418
Teleperformance
40,602
0.0
2,138
Terex Corp.
137,687
0.1
1,232
Timken Co.
107,714
0.0
1,000
TOPPAN Holdings, Inc.
25,067
0.0
1,500
Toyota Tsusho Corp.
103,006
0.0
2,233
Transurban Group
19,371
0.0
715
(1)
Uber Technologies, Inc.
55,048
0.0
826
(1)(3)
U-Haul Holding Co.
55,788
0.0
232
United Rentals, Inc.
167,297
0.1
5,522
(3)
Volvo AB - Class B
149,654
0.1
268
Watsco, Inc.
115,768
0.0
734  Watts Water
Technologies, Inc. -
Class A
156,012
0.1
1,169  WESCO International,
Inc.
200,226
0.1
967
Wolters Kluwer NV
151,423
0.1
138
Woodward, Inc.
21,269
0.0
143
(1)
XPO, Inc.
17,450
0.0
14,018,421
4.5
Information Technology : 8.9%
1,412
(1)
Adobe, Inc.
712,495
0.2
1,478
(1)
Advanced Micro
Devices, Inc.
266,764
0.1
1,305
(1)
Akamai Technologies,
Inc.
141,932
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
577
(1)
Allegro MicroSystems,
Inc.
$ 15,556
0.0
952
Amkor Technology, Inc.
30,692
0.0
23,696
Apple, Inc.
4,063,390
1.3
3,534
Applied Materials, Inc.
728,817
0.3
397
(1)
Arrow Electronics, Inc.
51,396
0.0
93
ASM International, N.V.
56,954
0.0
442
ASML Holding NV
428,503
0.2
890
(1)
Autodesk, Inc.
231,774
0.1
3,039
Avnet, Inc.
150,674
0.1
400
(3)
Azbil Corp.
11,066
0.0
506  BE Semiconductor
Industries NV
77,509
0.0
545
Broadcom, Inc.
722,348
0.2
1,273
(1)
Cadence Design
Systems, Inc.
396,259
0.1
35
Capgemini SE
8,054
0.0
505
(1)
Cirrus Logic, Inc.
46,743
0.0
14,589
Cisco Systems, Inc.
728,137
0.3
136
(1)
Cloudflare, Inc. - Class
A
13,169
0.0
526
(1)
Coherent Corp.
31,886
0.0
1,564
(1)
CommVault Systems,
Inc.
158,637
0.1
170
Concentrix Corp.
11,257
0.0
67
(1)
CyberArk Software Ltd.
17,797
0.0
1,895
Dassault Systemes SE
83,887
0.0
678
(1)
Datadog, Inc. - Class A
83,801
0.0
200
Disco Corp.
73,107
0.0
1,189
(1)
DocuSign, Inc.
70,805
0.0
2,692
(1)
Dropbox, Inc. - Class A
65,416
0.0
4,149
(1)
Dynatrace, Inc.
192,680
0.1
98
(1)
Enphase Energy, Inc.
11,856
0.0
492
(1)
ExlService Holdings,
Inc.
15,646
0.0
1,235
(1)
F5, Inc.
234,144
0.1
1,000
Fujitsu Ltd.
16,004
0.0
1,223
(1)
Gitlab, Inc. - Class A
71,325
0.0
807
(1)
GoDaddy, Inc. - Class A
95,775
0.0
3,011  Hewlett Packard
Enterprise Co.
53,385
0.0
194
(1)
HubSpot, Inc.
121,553
0.1
2,007  Infineon Technologies
AG
68,249
0.0
799
Intuit, Inc.
519,350
0.2
230
Jabil, Inc.
30,808
0.0
400
Keyence Corp.
185,704
0.1
2,204
(1)
Keysight Technologies,
Inc.
344,662
0.1
808
KLA Corp.
564,445
0.2
341
Lam Research Corp.
331,305
0.1
1,652
(1)
Lattice Semiconductor
Corp.
129,236
0.1
247
(1)
Manhattan Associates,
Inc.
61,807
0.0
397  Mastercard, Inc. - Class
A
191,183
0.1
394
Maximus, Inc.
33,057
0.0
12,077
Microsoft Corp.
5,081,035
1.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
882
MKS Instruments, Inc.
$ 117,306
0.1
102
(1)
Monday.com Ltd.
23,039
0.0
487  Monolithic Power
Systems, Inc.
329,904
0.1
300
NEC Corp.
21,902
0.0
1,709
NetApp, Inc.
179,394
0.1
4,690
NVIDIA Corp.
4,237,696
1.4
400
Obic Co. Ltd.
60,420
0.0
74
(1)
Onto Innovation, Inc.
13,400
0.0
2,400
Otsuka Corp.
50,924
0.0
281
(1)
Palo Alto Networks, Inc.
79,841
0.0
520
(1)
Paylocity Holding Corp.
89,367
0.0
5,634
(1)
PayPal Holdings, Inc.
377,422
0.1
7,656
(1)
Pure Storage, Inc. -
Class A
398,035
0.1
3,393
Qualcomm, Inc.
574,435
0.2
1,402
(1)
Rambus, Inc.
86,658
0.0
1,500  Renesas Electronics
Corp.
26,731
0.0
296
(1)
RingCentral, Inc. -
Class A
10,283
0.0
1,753
Sage Group PLC
28,016
0.0
2,873
Salesforce, Inc.
865,290
0.3
415
SAP SE
80,809
0.0
300  SCREEN Holdings Co.
Ltd.
38,896
0.0
2,176
(1)
SentinelOne, Inc. -
Class A
50,723
0.0
877
(1)
ServiceNow, Inc.
668,625
0.2
2,500
Shimadzu Corp.
69,635
0.0
159
(1)
Silicon Laboratories,
Inc.
22,851
0.0
423
(1)
Smartsheet, Inc. - Class
A
16,285
0.0
507
(1)
Snowflake, Inc. - Class
A
81,931
0.0
90
(1)
Super Micro Computer,
Inc.
90,903
0.0
315
(1)
Synopsys, Inc.
180,022
0.1
962
(1)
Teradata Corp.
37,201
0.0
634
Teradyne, Inc.
71,534
0.0
1,500
TIS, Inc.
32,184
0.0
200
Tokyo Electron Ltd.
52,090
0.0
1,400
Trend Micro, Inc./Japan
71,101
0.0
154
(1)
Trimble, Inc.
9,911
0.0
1,752
Visa, Inc. - Class A
488,948
0.2
261
(1)
Wix.com Ltd.
35,882
0.0
783
(1)
Workday, Inc. - Class A
213,563
0.1
945
(1)
Xero Ltd.
82,054
0.0
191
(1)
Zoom Video
Communications, Inc. -
Class A
12,486
0.0
27,809,731
8.9
Materials : 1.4%
41
Air Liquide SA
8,530
0.0
221
Akzo Nobel NV
16,513
0.0
1,579
Alcoa Corp.
53,354
0.0
2,605
Anglo American PLC
64,194
0.0
3,458
ArcelorMittal SA
95,051
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
477
Arkema SA
$ 50,219
0.0
2,700
Asahi Kasei Corp.
19,800
0.0
710
Ashland, Inc.
69,133
0.0
2,027
Avient Corp.
87,972
0.0
3,692
(1)
Axalta Coating Systems
Ltd.
126,968
0.1
3,803
Berry Global Group, Inc.
230,005
0.1
3,936  BHP Group Ltd. - Class
DI
113,805
0.1
2,555
BlueScope Steel Ltd.
39,738
0.0
2,072
Chemours Co.
54,411
0.0
5,015
(1)
Cleveland-Cliffs, Inc.
114,041
0.1
1,567
Commercial Metals Co.
92,093
0.0
375
CRH PLC IE
32,366
0.0
682
CRH PLC US
58,829
0.0
391
Crown Holdings, Inc.
30,991
0.0
942
Dow, Inc.
54,570
0.0
10,085
Element Solutions, Inc.
251,923
0.1
1,619
Evonik Industries AG
32,024
0.0
692  Fortescue Metals Group
Ltd.
11,581
0.0
5
Givaudan SA, Reg
22,259
0.0
971  Heidelberg Materials
AG
106,889
0.0
1,915
Holcim AG
173,493
0.1
1,566
Holmen AB - Class B
63,705
0.0
529
(1)
James Hardie Industries
PLC
21,262
0.0
600
(3)
JFE Holdings, Inc.
9,944
0.0
195
(1)
Knife River Corp.
15,811
0.0
528
Louisiana-Pacific Corp.
44,304
0.0
8,200  Mitsubishi Chemical
Group Corp.
49,973
0.0
2,159
Mondi PLC QX
38,027
0.0
1,300
Nitto Denko Corp.
118,875
0.1
233
Nucor Corp.
46,111
0.0
3,538
PPG Industries, Inc.
512,656
0.2
481  Reliance Steel &
Aluminum Co.
160,741
0.1
1,283
Rio Tinto Ltd.
101,825
0.0
343
Royal Gold, Inc.
41,781
0.0
3,305
RPM International, Inc.
393,130
0.1
1,510
Sherwin-Williams Co.
524,468
0.2
800  Shin-Etsu Chemical
Co. Ltd.
35,090
0.0
368
Sika AG, Reg
109,498
0.1
531  Smurfit Kappa Group
PLC
24,211
0.0
967
Sonoco Products Co.
55,931
0.0
15,360
South32 Ltd. - Class DI
29,972
0.0
491
Steel Dynamics, Inc.
72,781
0.0
245  United States Steel
Corp.
9,991
0.0
654
Yara International ASA
20,738
0.0
4,511,577
1.4
Real Estate : 1.0%
1,096
Agree Realty Corp.
62,604
0.0
434  American Homes 4
Rent - Class A
15,963
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
1,513  Apartment Income REIT
Corp.
$ 49,127
0.0
775  AvalonBay
Communities, Inc.
143,809
0.1
311
Boston Properties, Inc.
20,311
0.0
17,176  Brixmor Property
Group, Inc.
402,777
0.1
21,300  CapitaLand Ascendas
REIT
43,692
0.0
14,000
CK Asset Holdings Ltd.
57,690
0.0
1,587  COPT Defense
Properties
38,358
0.0
1,232
CubeSmart
55,711
0.0
3,300
(3)
Daiwa House Industry
Co. Ltd.
98,226
0.0
1,320  EastGroup Properties,
Inc.
237,296
0.1
149  Equity LifeStyle
Properties, Inc.
9,596
0.0
8,273
Equity Residential
522,109
0.2
1,526  First Industrial Realty
Trust, Inc.
80,176
0.0
329  Gaming and Leisure
Properties, Inc.
15,157
0.0
4,254
GPT Group
12,660
0.0
9,699  Host Hotels & Resorts,
Inc.
200,575
0.1
2,249
Invitation Homes, Inc.
80,087
0.0
612
(1)
Jones Lang LaSalle,
Inc.
119,395
0.1
5,679
Kilroy Realty Corp.
206,886
0.1
1,147  Lamar Advertising Co. -
Class A
136,963
0.1
2,152  Land Securities Group
PLC
17,874
0.0
3,300
Mitsui Fudosan Co. Ltd.
35,579
0.0
1,835  National Retail
Properties, Inc.
78,428
0.0
900  Nomura Real Estate
Holdings, Inc.
25,426
0.0
7,285  Park Hotels & Resorts,
Inc.
127,415
0.1
1,382
Regency Centers Corp.
83,694
0.0
4,077  Sabra Health Care
REIT, Inc.
60,217
0.0
36,512
Scentre Group
80,637
0.0
1,500  Swire Pacific Ltd. -
Class A
12,349
0.0
26,800
Swire Properties Ltd.
56,372
0.0
543
Welltower, Inc.
50,738
0.0
194
WP Carey, Inc.
10,949
0.0
3,248,846
1.0
Utilities : 1.0%
432
Acciona SA
52,575
0.0
2,005
Atmos Energy Corp.
238,334
0.1
2,793
Black Hills Corp.
152,498
0.1
41,660
Centrica PLC
67,158
0.0
7,600  Chubu Electric Power
Co., Inc.
99,379
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
7,961
Edison International
$ 563,081
0.2
1,045
Essential Utilities, Inc.
38,717
0.0
827
Evergy, Inc.
44,145
0.0
1,100  Kansai Electric Power
Co., Inc.
15,696
0.0
7,063
National Fuel Gas Co.
379,424
0.1
6,015
NiSource, Inc.
166,375
0.1
2,689
NorthWestern Corp.
136,951
0.1
1,334
ONE Gas, Inc.
86,083
0.0
600
Osaka Gas Co. Ltd.
13,498
0.0
22,764
PG&E Corp.
381,525
0.1
5,126
Red Electrica Corp. SA
87,558
0.0
2,760
RWE AG
93,805
0.0
17,000  Sembcorp Industries
Ltd.
67,960
0.0
2,522
Sempra Energy
181,155
0.1
1,520  Terna - Rete Elettrica
Nazionale
12,564
0.0
3,800
(1)
Tokyo Electric Power
Co. Holdings, Inc.
23,097
0.0
800
Tokyo Gas Co. Ltd.
18,186
0.0
2,271
UGI Corp.
55,730
0.0
2,972
Vistra Corp.
207,000
0.1
3,182,494
1.0
Total Common Stock
(Cost $88,282,606)
113,968,310
36.4
EXCHANGE-TRADED FUNDS : 4.3%
3,300  iShares Core S&P Mid-
Cap ETF
200,442
0.1
1,303  iShares MSCI EAFE
ETF
104,057
0.0
1,123  SPDR S&P 500 ETF
Trust
587,408
0.2
150,649  Vanguard FTSE
Emerging Markets ETF
6,292,609
2.0
105,475
(3)
Vanguard Long-Term
Treasury ETF
6,248,339
2.0
13,432,855
4.3
Total Exchange-Traded
Funds
(Cost $13,312,694)
13,432,855
4.3
MUTUAL FUNDS : 31.8%
Affiliated Investment Companies : 31.8%
2,418,018  Voya Short Term Bond
Fund - Class R6
22,415,026
7.2
70,348
(1)
Voya Small Cap Growth
Fund - Class R6
3,072,082
1.0
421,630  Voya Small Company
Fund - Class R6
6,417,204
2.0
3,238,510  Voya U.S. Stock Index
Portfolio - Class I
63,669,100
20.3
405,688  Voya VACS Series HYB
Fund
4,154,242
1.3
99,727,654
31.8
Total Mutual Funds
(Cost $88,435,088)
99,727,654
31.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.0%
Consumer Discretionary : 0.0%
1,971  Porsche Automobil
Holding SE
$ 104,412
0.0
Consumer Staples : 0.0%
779
Henkel AG & Co. KGaA
62,613
0.0
Total Preferred Stock
(Cost $159,372)
167,025
0.0
Principal
Amount † RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 7.8%
Basic Materials : 0.3%
25,000  Air Products and
Chemicals, Inc.,
4.850%,
02/08/2034 24,749
0.0
10,000
(2)
Anglo American
Capital PLC, 3.625%,
09/11/2024 9,896
0.0
200,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 174,395
0.1
27,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 26,785
0.0
34,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 34,593
0.0
42,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 42,511
0.0
200,000
(2)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 207,036
0.1
200,000
(2)(3)
CSN Resources SA,
8.875%,
12/05/2030 207,040
0.1
15,000  FMC Corp., 5.150%,
05/18/2026 14,917
0.0
38,000
(2)
Glencore Funding LLC,
5.371%,
04/04/2029 38,089
0.0
21,000
(2)
Glencore Funding LLC,
5.634%,
04/04/2034 21,067
0.0
11,000
(2)
Glencore Funding LLC,
5.893%,
04/04/2054 11,154
0.0
37,000
(2)
Newmont Corp. /
Newcrest Finance
Pty Ltd., 5.300%,
03/15/2026 37,109
0.0
4,000  Nutrien Ltd., 5.875%,
12/01/2036 4,163
0.0
21,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 18,726
0.0
15,000  Steel Dynamics, Inc.,
2.400%,
06/15/2025 14,449
0.0
886,679
0.3
Communications : 0.7%
35,000  Amazon.com, Inc.,
2.100%,
05/12/2031 29,693
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
38,000  Amazon.com, Inc.,
3.150%,
08/22/2027 $ 36,229
0.0
120,000  AT&T, Inc., 3.500%,
06/01/2041 93,728
0.1
28,000  AT&T, Inc., 3.550%,
09/15/2055 19,594
0.0
64,000  AT&T, Inc., 3.650%,
09/15/2059 44,595
0.0
4,000  AT&T, Inc., 4.500%,
05/15/2035 3,738
0.0
37,000  AT&T, Inc., 4.900%,
08/15/2037 35,130
0.0
21,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 17,875
0.0
27,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 17,652
0.0
33,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 24,449
0.0
51,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 40,435
0.0
47,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 48,197
0.0
17,000  Cisco Systems, Inc.,
4.800%,
02/26/2027 17,033
0.0
33,000
(3)
Cisco Systems, Inc.,
4.850%,
02/26/2029 33,259
0.0
41,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 41,383
0.0
41,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 41,571
0.0
26,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 26,709
0.0
29,000
(3)
Cisco Systems, Inc.,
5.350%,
02/26/2064 29,745
0.0
44,000  Comcast Corp.,
1.950%,
01/15/2031 36,573
0.0
35,000  Comcast Corp.,
2.650%,
02/01/2030 31,142
0.0
45,000  Comcast Corp.,
3.200%,
07/15/2036 36,994
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
47,000  Comcast Corp.,
3.900%,
03/01/2038 $ 40,986
0.0
95,000  Comcast Corp.,
5.500%,
05/15/2064 95,198
0.1
15,000
(2)
Cox Communications,
Inc., 5.800%,
12/15/2053 14,880
0.0
73,000  Fox Corp., 3.500%,
04/08/2030 66,808
0.0
9,000  Interpublic Group of
Cos., Inc., 4.200%,
04/15/2024 8,995
0.0
26,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 25,023
0.0
94,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 83,635
0.1
8,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 7,192
0.0
76,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 81,540
0.0
26,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 25,882
0.0
200,000
(2)
NBN Co. Ltd., 1.625%,
01/08/2027 182,605
0.1
43,000  Netflix, Inc., 5.875%,
11/15/2028 44,716
0.0
2,000  Paramount Global,
4.375%,
03/15/2043 1,359
0.0
14,000  Paramount Global,
4.950%,
05/19/2050 9,961
0.0
21,000  Paramount Global,
5.850%,
09/01/2043 17,033
0.0
55,000  Sprint Capital Corp.,
6.875%,
11/15/2028 58,654
0.0
85,000  Sprint Capital Corp.,
8.750%,
03/15/2032 103,127
0.1
28,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 23,332
0.0
25,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 21,676
0.0
143,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 128,171
0.1
20,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 17,916
0.0
64,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 57,855
0.0
284,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 266,130
0.1
2,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 1,735
0.0
29,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 30,052
0.0
21,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 22,463
0.0
4,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 3,418
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
5,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 $ 4,716
0.0
21,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 19,839
0.0
17,000  Verizon
Communications, Inc.,
5.500%,
02/23/2054 17,196
0.0
39,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 44,236
0.0
2,232,053
0.7
Consumer, Cyclical : 0.4%
1,863  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 1,764
0.0
1,929  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 1,810
0.0
51,270  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 47,004
0.0
11,745  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 10,523
0.0
44,000  American Honda
Finance Corp., 4.700%,
01/12/2028 43,843
0.0
25,000  American Honda
Finance Corp., 5.650%,
11/15/2028 25,774
0.0
6,000  American Honda
Finance Corp., GMTN,
4.900%,
01/10/2034 5,911
0.0
20,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 20,236
0.0
38,000  American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 39,773
0.0
15,000  AutoZone, Inc., 6.250%,
11/01/2028 15,742
0.0
15,000
(3)
Cummins, Inc., 4.900%,
02/20/2029 15,095
0.0
8,889  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 8,005
0.0
3,268
(2)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 3,197
0.0
17,000  General Motors Co.,
6.125%,
10/01/2025 17,150
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
25,000  General Motors
Financial Co., Inc.,
3.950%,
04/13/2024 $ 24,979
0.0
25,000  General Motors
Financial Co., Inc.,
5.400%,
05/08/2027 25,073
0.0
48,000  General Motors
Financial Co., Inc.,
5.750%,
02/08/2031 48,537
0.0
19,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 19,517
0.0
39,000  Home Depot, Inc.,
2.700%,
04/15/2030 34,757
0.0
36,000  Home Depot, Inc.,
4.900%,
04/15/2029 36,370
0.0
10,000
(2)(3)
Hyundai Capital
America, 5.400%,
01/08/2031 10,047
0.0
33,000
(2)
Hyundai Capital
America, 5.680%,
06/26/2028 33,470
0.0
50,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 51,536
0.1
38,000
(2)
Hyundai Capital
America, 6.500%,
01/16/2029 39,886
0.0
19,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 15,539
0.0
23,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 23,758
0.0
17,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 17,552
0.0
15,000  Marriott International,
Inc., 4.875%,
05/15/2029 14,858
0.0
20,000  Marriott International,
Inc., 5.300%,
05/15/2034 19,789
0.0
16,900
(2)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 17,007
0.0
40,000  PACCAR Financial
Corp. mtn, mtn,
5.000%,
03/22/2034 40,222
0.0
46,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 47,615
0.0
16,000  Toyota Motor Credit
Corp., MTN, 1.900%,
01/13/2027 14,777
0.0
53,000  Toyota Motor Credit
Corp., MTN, 4.550%,
09/20/2027 52,508
0.1
31,745  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 31,673
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
49,525  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 $ 44,947
0.0
19,032  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 19,002
0.0
55,000  Walmart, Inc., 4.000%,
04/15/2030 53,720
0.1
96,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 91,641
0.1
25,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 21,499
0.0
52,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 43,194
0.0
10,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 8,307
0.0
1,157,607
0.4
Consumer, Non-cyclical : 1.3%
28,000  AbbVie, Inc., 2.600%,
11/21/2024 27,501
0.0
17,000  AbbVie, Inc., 3.200%,
11/21/2029 15,669
0.0
23,000  AbbVie, Inc., 4.050%,
11/21/2039 20,492
0.0
53,000  AbbVie, Inc., 4.500%,
05/14/2035 50,981
0.0
7,000  AbbVie, Inc., 4.550%,
03/15/2035 6,769
0.0
60,000  AbbVie, Inc., 4.950%,
03/15/2031 60,458
0.1
37,000  AbbVie, Inc., 5.050%,
03/15/2034 37,476
0.0
36,000  AbbVie, Inc., 5.400%,
03/15/2054 37,084
0.0
36,000  AbbVie, Inc., 5.500%,
03/15/2064 37,053
0.0
16,000  Aetna, Inc., 6.625%,
06/15/2036 17,553
0.0
29,000  Altria Group, Inc.,
6.200%,
11/01/2028 30,247
0.0
35,000  Amgen, Inc., 5.750%,
03/02/2063 35,726
0.0
15,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 15,496
0.0
60,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 60,228
0.1
17,000  BAT Capital Corp.,
3.734%,
09/25/2040 12,613
0.0
13,000  BAT Capital Corp.,
4.390%,
08/15/2037 10,934
0.0
15,000  BAT Capital Corp.,
5.834%,
02/20/2031 15,137
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
48,000  BAT Capital Corp.,
6.000%,
02/20/2034 $ 48,633
0.0
30,000  BAT Capital Corp.,
7.079%,
08/02/2043 32,032
0.0
42,000  BAT Capital Corp.,
7.081%,
08/02/2053 45,320
0.0
48,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 47,530
0.0
13,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 11,527
0.0
25,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 25,253
0.0
25,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 25,742
0.0
30,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 34,316
0.0
36,000  Campbell Soup Co.,
5.200%,
03/21/2029 36,186
0.0
10,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 10,114
0.0
25,000
(2)
Cargill, Inc., 1.700%,
02/02/2031 20,330
0.0
25,000
(2)
Cargill, Inc., 2.125%,
04/23/2030 21,405
0.0
42,000
(2)
Cargill, Inc., 2.125%,
11/10/2031 34,436
0.0
40,000  Cencora, Inc., 5.125%,
02/15/2034 39,947
0.0
30,000  Centene Corp., 2.500%,
03/01/2031 24,702
0.0
20,000  Centene Corp., 2.625%,
08/01/2031 16,433
0.0
266,000  Centene Corp., 3.000%,
10/15/2030 228,304
0.1
150,000  Cigna Group, 4.375%,
10/15/2028 146,386
0.1
37,000  Cigna Group, 5.250%,
02/15/2034 36,962
0.0
49,000  Cigna Group, 5.600%,
02/15/2054 49,218
0.0
35,000
(2)
CSL Finance PLC,
5.417%,
04/03/2054 35,183
0.0
30,000  CVS Health Corp.,
2.700%,
08/21/2040 20,853
0.0
5,000  CVS Health Corp.,
3.875%,
07/20/2025 4,908
0.0
7,000  CVS Health Corp.,
4.125%,
04/01/2040 5,902
0.0
5,000  CVS Health Corp.,
4.780%,
03/25/2038 4,620
0.0
24,000  CVS Health Corp.,
6.000%,
06/01/2063 24,798
0.0
61,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 61,209
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
20,000  Elevance Health, Inc.,
4.900%,
02/08/2026 $ 19,877
0.0
24,000  Eli Lilly & Co., 4.700%,
02/09/2034 23,878
0.0
14,000  Eli Lilly & Co., 5.000%,
02/09/2054 13,932
0.0
29,000
(2)
ERAC USA Finance
LLC, 5.200%,
10/30/2034 28,928
0.0
69,000  Global Payments, Inc.,
1.200%,
03/01/2026 63,852
0.1
35,000  Global Payments, Inc.,
5.950%,
08/15/2052 34,965
0.0
16,000  HCA, Inc., 2.375%,
07/15/2031 13,165
0.0
27,000  HCA, Inc., 3.125%,
03/15/2027 25,542
0.0
15,000  HCA, Inc., 3.500%,
09/01/2030 13,570
0.0
52,000  HCA, Inc., 4.125%,
06/15/2029 49,260
0.0
38,000  HCA, Inc., 4.375%,
03/15/2042 31,911
0.0
200,000  HCA, Inc., 4.500%,
02/15/2027 196,156
0.1
36,000  HCA, Inc., 5.125%,
06/15/2039 34,007
0.0
22,000  HCA, Inc., 5.250%,
04/15/2025 21,913
0.0
34,000
(3)
HCA, Inc., 5.450%,
04/01/2031 34,189
0.0
21,000  HCA, Inc., 6.000%,
04/01/2054 21,333
0.0
18,000  HCA, Inc., 6.100%,
04/01/2064 18,164
0.0
18,000
(2)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 17,179
0.0
37,000  Humana, Inc., 5.375%,
04/15/2031 37,031
0.0
28,000  Johnson & Johnson,
3.625%,
03/03/2037 24,865
0.0
56,000  Kenvue, Inc., 4.900%,
03/22/2033 55,994
0.0
23,000  Kenvue, Inc., 5.050%,
03/22/2028 23,260
0.0
19,000
(3)
Kenvue, Inc., 5.100%,
03/22/2043 18,908
0.0
40,000  Kenvue, Inc., 5.200%,
03/22/2063 39,605
0.0
18,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 18,060
0.0
75,000
(2)
Mars, Inc., 2.375%,
07/16/2040 52,341
0.0
30,000
(2)
Mars, Inc., 3.875%,
04/01/2039 25,997
0.0
47,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 45,632
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
200,000
(2)(3)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 $ 211,250
0.1
29,000  Mondelez International,
Inc., 4.750%,
02/20/2029 28,823
0.0
44,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 37,978
0.0
74,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 70,945
0.1
26,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 25,760
0.0
102,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 100,480
0.1
19,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 18,904
0.0
110,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 107,874
0.1
40,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 39,772
0.0
30,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 29,748
0.0
28,000  Philip Morris
International, Inc.,
5.625%,
09/07/2033 28,651
0.0
10,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 8,574
0.0
10,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 8,878
0.0
24,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 25,941
0.0
32,000  Reynolds American,
Inc., 5.850%,
08/15/2045 29,713
0.0
11,000  Royalty Pharma PLC,
1.200%,
09/02/2025 10,357
0.0
14,000  Royalty Pharma PLC,
1.750%,
09/02/2027 12,507
0.0
45,000  Royalty Pharma PLC,
3.300%,
09/02/2040 33,557
0.0
17,000
(3)
S&P Global, Inc.,
1.250%,
08/15/2030 13,746
0.0
54,000  S&P Global, Inc.,
2.700%,
03/01/2029 49,086
0.0
38,000  S&P Global, Inc.,
2.900%,
03/01/2032 33,133
0.0
38,000  Smith & Nephew PLC,
5.400%,
03/20/2034 37,827
0.0
35,000
(2)
Solventum Corp.,
5.450%,
03/13/2031 34,921
0.0
38,000
(2)
Solventum Corp.,
5.600%,
03/23/2034 38,141
0.0
17,000
(2)
Solventum Corp.,
5.900%,
04/30/2054 16,972
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
52,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 $ 52,401
0.0
38,000  Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 38,377
0.0
120,000
(2)
Triton Container
International Ltd.,
2.050%,
04/15/2026 110,936
0.1
16,000
(2)
Triton Container
International Ltd.,
3.150%,
06/15/2031 12,972
0.0
31,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 31,289
0.0
14,000  Tyson Foods, Inc.,
5.700%,
03/15/2034 14,192
0.0
15,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 11,047
0.0
4,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 3,030
0.0
19,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 15,668
0.0
19,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 15,086
0.0
30,000  UnitedHealth Group,
Inc., 5.000%,
04/15/2034 30,065
0.0
34,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 33,100
0.0
25,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 25,445
0.0
25,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 25,456
0.0
14,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 11,627
0.0
70,000  Viatris, Inc., 2.700%,
06/22/2030 59,384
0.1
50,000  Viatris, Inc., 3.850%,
06/22/2040 36,959
0.0
29,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 29,432
0.0
4,197,184
1.3
Energy : 0.7%
39,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 26,058
0.0
19,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 18,876
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
11,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 $ 10,990
0.0
26,000
(4)
BP Capital Markets
PLC, 4.875%,
12/31/2199 24,886
0.0
13,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 12,294
0.0
5,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 4,764
0.0
46,000
(3)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 47,067
0.0
16,000
(2)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 16,358
0.0
20,000  ConocoPhillips Co.,
5.550%,
03/15/2054 20,628
0.0
42,000  ConocoPhillips Co.,
5.700%,
09/15/2063 44,056
0.0
58,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 47,005
0.0
5,000
(3)
Diamondback
Energy, Inc., 6.250%,
03/15/2033 5,333
0.0
210,000  Ecopetrol SA, 8.375%,
01/19/2036 212,165
0.1
200,000  EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 171,563
0.1
200,000  Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 191,274
0.1
38,000
(4)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 36,009
0.0
9,000  Energy Transfer L.P.,
4.250%,
04/01/2024 9,000
0.0
3,000  Energy Transfer L.P.,
4.900%,
03/15/2035 2,838
0.0
43,000  Energy Transfer L.P.,
5.300%,
04/01/2044 39,569
0.0
37,000
(3)
Energy Transfer L.P.,
5.550%,
05/15/2034 37,136
0.0
43,000  Energy Transfer L.P.,
5.950%,
05/15/2054 42,939
0.0
4,000  Energy Transfer L.P.,
6.000%,
06/15/2048 3,980
0.0
55,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 54,898
0.1
25,000  Enterprise Products
Operating LLC, 3.750%,
02/15/2025 24,665
0.0
26,000
(4)
Enterprise Products
Operating LLC D,
8.573%, (TSFR3M +
3.248%),
08/16/2077 25,996
0.0
55,000  Hess Corp., 4.300%,
04/01/2027 53,945
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
17,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 $ 15,052
0.0
23,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 23,022
0.0
10,000  MPLX L.P., 1.750%,
03/01/2026 9,354
0.0
30,000  MPLX L.P., 2.650%,
08/15/2030 25,818
0.0
55,000  MPLX L.P., 4.000%,
03/15/2028 52,979
0.0
16,000
(2)
Northern Natural
Gas Co., 3.400%,
10/16/2051 11,176
0.0
52,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 53,902
0.0
39,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 40,045
0.0
10,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 10,784
0.0
7,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 7,603
0.0
24,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 24,797
0.0
10,000  ONEOK, Inc., 5.850%,
01/15/2026 10,099
0.0
13,000  Ovintiv, Inc., 5.650%,
05/15/2028 13,222
0.0
19,000  Ovintiv, Inc., 7.100%,
07/15/2053 21,275
0.0
200,000
(2)
Petroleos del Peru SA,
4.750%,
06/19/2032 157,000
0.1
235,000  Petroleos Mexicanos,
6.700%,
02/16/2032 195,990
0.1
50,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 49,345
0.0
8,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 7,749
0.0
16,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 15,959
0.0
26,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 23,045
0.0
26,000  Targa Resources Corp.,
6.250%,
07/01/2052 27,024
0.0
16,000  Targa Resources Corp.,
6.500%,
03/30/2034 17,201
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
54,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 $ 51,742
0.0
12,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 10,866
0.0
24,000  Western Midstream
Operating L.P., 4.750%,
08/15/2028 23,365
0.0
30,000  Williams Cos., Inc.,
4.000%,
09/15/2025 29,441
0.0
12,000  Williams Cos., Inc.,
4.900%,
03/15/2029 11,926
0.0
15,000  Williams Cos., Inc.,
5.400%,
03/04/2044 14,208
0.0
2,138,281
0.7
Financial : 2.3%
11,000  Alleghany Corp.,
3.250%,
08/15/2051 7,811
0.0
25,000  Alleghany Corp.,
4.900%,
09/15/2044 23,821
0.0
16,000
(4)
American Express Co.,
4.990%,
05/01/2026 15,909
0.0
69,000
(4)
American Express Co.,
5.282%,
07/27/2029 69,459
0.0
118,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 96,055
0.1
34,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 29,910
0.0
71,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 70,813
0.0
40,000  American International
Group, Inc., 3.400%,
06/30/2030 36,618
0.0
50,000  American International
Group, Inc., 4.200%,
04/01/2028 48,686
0.0
60,000  American International
Group, Inc., 5.125%,
03/27/2033 59,705
0.0
19,000
(3)
American Tower Corp.,
5.250%,
07/15/2028 19,011
0.0
44,000  American Tower Corp.,
5.550%,
07/15/2033 44,361
0.0
28,000
(3)
Ameriprise Financial,
Inc., 5.700%,
12/15/2028 28,899
0.0
34,000  Aon North America, Inc.,
5.125%,
03/01/2027 34,216
0.0
63,000  Aon North America, Inc.,
5.150%,
03/01/2029 63,392
0.0
13,000  Aon North America, Inc.,
5.750%,
03/01/2054 13,340
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
55,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 $ 55,390
0.0
18,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 18,077
0.0
17,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 17,037
0.0
6,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 6,817
0.0
101,000
(2)
Athene Global Funding,
5.684%,
02/23/2026 101,427
0.1
40,000  Athene Holding Ltd.,
6.250%,
04/01/2054 40,643
0.0
32,000
(2)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 31,885
0.0
200,000  Banco Santander SA,
2.746%,
05/28/2025 193,390
0.1
79,000
(4)
Bank of America Corp.,
0.976%,
04/22/2025 78,766
0.1
35,000
(4)
Bank of America Corp.,
2.299%,
07/21/2032 28,650
0.0
42,000
(4)
Bank of America Corp.,
2.572%,
10/20/2032 34,858
0.0
73,000
(4)
Bank of America Corp.,
2.687%,
04/22/2032 61,814
0.0
96,000
(4)
Bank of America Corp.,
3.419%,
12/20/2028 90,088
0.1
35,000
(4)
Bank of America Corp.,
5.202%,
04/25/2029 35,044
0.0
40,000
(4)
Bank of America Corp.,
5.288%,
04/25/2034 39,895
0.0
52,000
(3)(4)
Bank of America Corp.,
5.468%,
01/23/2035 52,359
0.0
127,000
(4)
Bank of America Corp.,
5.872%,
09/15/2034 131,775
0.1
90,000
(4)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 85,572
0.1
40,000
(4)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 35,359
0.0
69,000
(4)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 66,535
0.0
17,000
(4)
Bank of America Corp.
N, 2.651%,
03/11/2032 14,372
0.0
35,000
(3)(4)
Bank of America
Corp. RR, 4.375%,
12/31/2199 32,898
0.0
51,000
(3)(4)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 51,065
0.0
101,000
(4)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 100,574
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
12,000
(4)
Bank of New York
Mellon Corp., MTN,
6.474%,
10/25/2034 $ 13,074
0.0
21,000
(4)
Bank of Nova Scotia,
4.588%,
05/04/2037 19,053
0.0
19,000  BlackRock Funding,
Inc., 5.000%,
03/14/2034 19,087
0.0
39,000  BlackRock Funding,
Inc., 5.250%,
03/14/2054 39,228
0.0
15,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 13,060
0.0
64,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 50,195
0.0
6,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 5,216
0.0
17,000
(2)
Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 16,607
0.0
33,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 33,828
0.0
45,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 32,876
0.0
44,000  Camden Property Trust,
4.900%,
01/15/2034 42,833
0.0
35,000  Camden Property Trust,
5.850%,
11/03/2026 35,679
0.0
29,000
(4)
Capital One Financial
Corp., 1.878%,
11/02/2027 26,538
0.0
37,000
(4)
Charles Schwab Corp.,
6.196%,
11/17/2029 38,475
0.0
15,000
(4)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 12,675
0.0
19,000  CI Financial Corp.,
4.100%,
06/15/2051 11,884
0.0
49,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 41,407
0.0
46,000
(4)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 42,975
0.0
31,000  CNA Financial Corp.,
5.125%,
02/15/2034 30,179
0.0
255,000
(2)(4)
Cooperatieve
Rabobank UA, 5.447%,
03/05/2030 256,237
0.1
11,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 10,290
0.0
125,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 112,551
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
13,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 $ 13,272
0.0
29,000
(2)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 29,901
0.0
54,000
(4)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 54,119
0.0
48,000  Crown Castle, Inc.,
4.800%,
09/01/2028 47,089
0.0
12,000
(3)
Crown Castle, Inc.,
5.100%,
05/01/2033 11,709
0.0
23,000  Crown Castle, Inc.,
5.600%,
06/01/2029 23,315
0.0
20,000  Crown Castle, Inc.,
5.800%,
03/01/2034 20,469
0.0
30,000
(3)
CubeSmart L.P.,
2.250%,
12/15/2028 26,342
0.0
18,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 16,993
0.0
50,000
(4)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 49,990
0.0
45,000  Goldman Sachs
BDC, Inc., 6.375%,
03/11/2027 45,358
0.0
7,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 7,374
0.0
49,000
(2)(4)
Hartford Financial
Services Group,
Inc. ICON, 7.694%,
(TSFR3M + 2.387%),
02/12/2067 43,656
0.0
44,000  Healthpeak OP LLC,
5.250%,
12/15/2032 43,670
0.0
400,000
(4)
HSBC Holdings PLC,
2.099%,
06/04/2026 383,748
0.1
25,000
(4)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 19,086
0.0
97,000
(4)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 96,766
0.1
57,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 48,398
0.0
70,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 61,983
0.0
30,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 31,793
0.0
23,000
(4)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 22,734
0.0
137,000
(4)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 126,820
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
32,000
(4)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 $ 29,205
0.0
117,000
(4)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 103,820
0.1
33,000
(4)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 30,196
0.0
57,000
(4)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 53,574
0.0
11,000
(4)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 10,408
0.0
23,000
(4)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 22,429
0.0
11,000
(4)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 10,959
0.0
180,000
(4)
JPMorgan Chase & Co.,
5.336%,
01/23/2035 180,772
0.1
74,000
(4)
KeyCorp, 6.401%,
03/06/2035 75,615
0.0
19,000
(4)
KeyCorp, MTN, 4.789%,
06/01/2033 17,409
0.0
11,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 10,478
0.0
28,000
(2)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 20,427
0.0
14,000  Marsh & McLennan
Cos., Inc., 5.450%,
03/15/2054 14,061
0.0
31,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 32,208
0.0
103,000
(4)
Morgan Stanley,
1.593%,
05/04/2027 95,293
0.1
234,000
(4)
Morgan Stanley,
2.188%,
04/28/2026 225,821
0.1
18,000
(4)
Morgan Stanley,
2.475%,
01/21/2028 16,748
0.0
18,000
(4)
Morgan Stanley,
3.591%,
07/22/2028 17,107
0.0
40,000
(4)
Morgan Stanley,
4.457%,
04/22/2039 36,409
0.0
51,000
(3)(4)
Morgan Stanley,
5.466%,
01/18/2035 51,475
0.0
146,000
(4)
Morgan Stanley,
5.942%,
02/07/2039 145,194
0.1
15,000
(4)
Morgan Stanley,
6.296%,
10/18/2028 15,524
0.0
54,000
(4)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 49,572
0.0
112,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 109,446
0.1
35,000
(4)
Morgan Stanley, GMTN,
5.860%, (SOFRRATE +
0.509%),
01/22/2025 35,025
0.0
23,000
(4)
Morgan Stanley, MTN,
2.720%,
07/22/2025 22,769
0.0
68,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 65,058
0.0
46,000
(4)
Morgan Stanley, MTN,
5.164%,
04/20/2029 45,977
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
27,000
(4)
Morgan Stanley, MTN,
5.250%,
04/21/2034 $ 26,798
0.0
12,000
(2)
New York Life
Insurance Co., 3.750%,
05/15/2050 9,240
0.0
8,000
(2)
New York Life
Insurance Co., 4.450%,
05/15/2069 6,528
0.0
29,000
(4)
Northern Trust Corp.,
3.375%,
05/08/2032 27,045
0.0
43,000
(2)
Northwestern Mutual
Global Funding,
1.700%,
06/01/2028 37,719
0.0
10,000
(2)
Northwestern Mutual
Life Insurance Co.,
3.450%,
03/30/2051 7,168
0.0
4,000
(2)
Northwestern Mutual
Life Insurance Co.,
3.625%,
09/30/2059 2,820
0.0
79,000  Old Republic
International Corp.,
5.750%,
03/28/2034 79,415
0.1
15,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 10,812
0.0
19,000
(4)
PNC Financial Services
Group, Inc., 5.676%,
01/22/2035 19,182
0.0
18,000
(4)
PNC Financial Services
Group, Inc. T, 3.400%,
12/31/2199 15,778
0.0
80,000
(4)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 77,734
0.0
20,000  Prologis L.P., 5.250%,
03/15/2054 19,656
0.0
23,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 22,950
0.0
17,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 17,114
0.0
8,000  Realty Income Corp.,
3.950%,
08/15/2027 7,757
0.0
38,000  Realty Income Corp.,
5.125%,
02/15/2034 37,303
0.0
117,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 93,882
0.1
17,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 14,130
0.0
34,000
(4)
State Street Corp.,
5.684%,
11/21/2029 34,930
0.0
110,000
(4)
State Street Corp.,
6.123%,
11/21/2034 114,732
0.1
26,000  Sun Communities
Operating L.P., 5.500%,
01/15/2029 25,953
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
12,000
(2)
Swiss Re Treasury
US Corp., 4.250%,
12/06/2042 $ 10,137
0.0
17,000
(2)
Teachers Insurance &
Annuity Association
of America, 3.300%,
05/15/2050 11,933
0.0
23,000
(2)
Teachers Insurance &
Annuity Association
of America, 4.900%,
09/15/2044 21,114
0.0
16,000  TPG Operating
Group II L.P., 5.875%,
03/05/2034 16,235
0.0
4,000  Transatlantic Holdings,
Inc., 8.000%,
11/30/2039 5,126
0.0
25,000
(4)
Truist Financial Corp.,
6.241%, (TSFR3M +
0.912%),
03/15/2028 23,592
0.0
11,000
(4)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 10,172
0.0
47,000
(4)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 43,804
0.0
57,000
(4)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 56,949
0.0
72,000
(4)
Truist Financial
Corp., MTN, 5.711%,
01/24/2035 72,344
0.0
250,000
(2)(4)
UBS Group AG,
2.193%,
06/05/2026 239,772
0.1
29,000
(4)
US Bancorp, 5.384%,
01/23/2030 29,136
0.0
33,000
(4)
US Bancorp, MTN,
4.967%,
07/22/2033 31,213
0.0
38,000
(4)
Wells Fargo & Co.,
5.389%,
04/24/2034 37,777
0.0
28,000
(4)
Wells Fargo & Co.,
5.499%,
01/23/2035 28,076
0.0
18,000
(4)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 17,465
0.0
36,000
(4)
Wells Fargo & Co.,
MTN, 2.393%,
06/02/2028 32,961
0.0
20,000
(4)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 19,042
0.0
21,000
(4)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 20,738
0.0
15,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 14,867
0.0
23,000  Willis North America,
Inc., 5.900%,
03/05/2054 23,303
0.0
7,212,209
2.3
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 0.5%
30,000  AGCO Corp., 5.450%,
03/21/2027 $ 30,147
0.0
20,000  AGCO Corp., 5.800%,
03/21/2034 20,259
0.0
31,000  Avnet, Inc., 5.500%,
06/01/2032 30,016
0.0
29,000  Avnet, Inc., 6.250%,
03/15/2028 29,727
0.0
40,000
(3)
Berry Global, Inc.,
1.650%,
01/15/2027 36,337
0.0
5,000  Boeing Co., 3.850%,
11/01/2048 3,537
0.0
31,000  Boeing Co., 5.930%,
05/01/2060 29,093
0.0
59,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 48,373
0.0
18,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 17,857
0.0
21,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 18,847
0.0
9,000  Carrier Global Corp.,
2.722%,
02/15/2030 7,962
0.0
14,000  Carrier Global Corp.,
5.900%,
03/15/2034 14,720
0.0
17,000
(2)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 17,464
0.0
50,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 49,881
0.0
50,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 50,750
0.0
14,000  FedEx Corp., 4.550%,
04/01/2046 12,085
0.0
23,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 23,476
0.0
18,000  GE Capital Funding
LLC, 4.400%,
05/15/2030 17,094
0.0
52,000  HEICO Corp., 5.250%,
08/01/2028 52,340
0.0
64,000  Honeywell International,
Inc., 5.250%,
03/01/2054 64,637
0.1
17,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 17,237
0.0
8,000
(3)
Ingersoll Rand, Inc.,
5.700%,
08/14/2033 8,210
0.0
23,000  John Deere Capital
Corp., 4.500%,
01/16/2029 22,785
0.0
82,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 81,616
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
40,000
(3)
John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 $ 40,103
0.0
62,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 62,048
0.1
26,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 25,927
0.0
36,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 30,415
0.0
16,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 15,797
0.0
27,000  Lockheed Martin Corp.,
4.800%,
08/15/2034 26,715
0.0
29,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 28,699
0.0
16,000  Lockheed Martin Corp.,
5.900%,
11/15/2063 17,550
0.0
20,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 20,600
0.0
13,000  Norfolk Southern Corp.,
2.550%,
11/01/2029 11,502
0.0
21,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 21,074
0.0
17,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 17,694
0.0
56,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 59,854
0.0
24,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 22,404
0.0
40,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 36,905
0.0
63,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 63,071
0.1
70,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 72,829
0.1
34,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 30,740
0.0
51,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 45,539
0.0
24,000  Ryder System, Inc.,
6.300%,
12/01/2028 25,140
0.0
30,000
(3)
Ryder System, Inc.,
6.600%,
12/01/2033 32,554
0.0
37,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 37,188
0.0
30,000
(2)(3)
Sealed Air Corp.,
1.573%,
10/15/2026 27,109
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
16,000  Union Pacific Corp.,
4.050%,
11/15/2045 $ 13,186
0.0
10,000  Waste Management,
Inc., 2.000%,
06/01/2029 8,783
0.0
21,000  Waste Management,
Inc., 4.625%,
02/15/2030 20,912
0.0
13,000  Waste Management,
Inc., 4.875%,
02/15/2029 13,130
0.0
36,000  Waste Management,
Inc., 4.875%,
02/15/2034 35,769
0.0
1,567,687
0.5
Technology : 0.5%
5,000
(2)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 4,689
0.0
24,000
(2)(3)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 22,333
0.0
64,000
(2)
Broadcom, Inc.,
2.450%,
02/15/2031 53,981
0.0
54,000
(2)
Broadcom, Inc.,
3.187%,
11/15/2036 42,997
0.0
130,000
(2)
Broadcom, Inc.,
4.926%,
05/15/2037 123,444
0.1
18,000  Concentrix Corp.,
6.600%,
08/02/2028 18,216
0.0
45,000
(3)
Concentrix Corp.,
6.850%,
08/02/2033 44,758
0.0
35,000
(2)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 34,989
0.0
24,000  Dell International LLC
/ EMC Corp., 5.400%,
04/15/2034 24,065
0.0
10,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 10,133
0.0
20,000  Fiserv, Inc., 2.750%,
07/01/2024 19,852
0.0
36,000  Fiserv, Inc., 5.150%,
03/15/2027 36,144
0.0
31,000  HP, Inc., 2.650%,
06/17/2031 26,298
0.0
100,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 98,207
0.1
75,000  Intel Corp., 4.600%,
03/25/2040 70,511
0.0
39,000  Intel Corp., 5.125%,
02/10/2030 39,613
0.0
40,000  Intel Corp., 5.600%,
02/21/2054 40,785
0.0
20,000  Intel Corp., 5.700%,
02/10/2053 20,689
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
69,000  Intuit, Inc., 5.125%,
09/15/2028 $ 70,253
0.0
58,000  Intuit, Inc., 5.200%,
09/15/2033 59,099
0.0
73,000  Intuit, Inc., 5.500%,
09/15/2053 75,835
0.1
19,000
(3)
KLA Corp., 4.700%,
02/01/2034 18,714
0.0
32,000  KLA Corp., 5.250%,
07/15/2062 31,743
0.0
24,000
(3)
Marvell Technology,
Inc., 5.750%,
02/15/2029 24,583
0.0
16,000
(2)
Microsoft Corp.,
2.500%,
09/15/2050 10,344
0.0
31,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 31,022
0.0
16,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
05/11/2041 11,900
0.0
14,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 12,712
0.0
100,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 96,346
0.1
70,000  Oracle Corp., 2.300%,
03/25/2028 63,234
0.0
33,000  Oracle Corp., 3.600%,
04/01/2050 23,861
0.0
74,000  Oracle Corp., 3.650%,
03/25/2041 58,141
0.0
27,000  Oracle Corp., 3.800%,
11/15/2037 22,654
0.0
6,000  Oracle Corp., 3.850%,
07/15/2036 5,119
0.0
22,000  Oracle Corp., 3.850%,
04/01/2060 15,671
0.0
24,000  Oracle Corp., 3.950%,
03/25/2051 18,300
0.0
110,000  Oracle Corp., 4.300%,
07/08/2034 101,504
0.1
34,000  Oracle Corp., 6.150%,
11/09/2029 35,850
0.0
10,000  Oracle Corp., 6.900%,
11/09/2052 11,517
0.0
53,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 59,315
0.0
51,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 49,709
0.0
1,639,130
0.5
Utilities : 1.1%
32,000
(2)
AEP Texas, Inc.,
3.850%,
10/01/2025 31,000
0.0
28,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 27,917
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
21,000  AES Corp., 1.375%,
01/15/2026 $ 19,455
0.0
44,000  AES Corp., 2.450%,
01/15/2031 36,031
0.0
10,000
(2)(3)
AES Corp., 3.950%,
07/15/2030 9,122
0.0
33,000  AES Corp., 5.450%,
06/01/2028 32,950
0.0
18,000  Alabama Power Co.,
5.850%,
11/15/2033 18,967
0.0
25,000
(4)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 24,872
0.0
38,000  Ameren Corp., 5.000%,
01/15/2029 37,815
0.0
25,000
(2)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 20,753
0.0
28,000
(2)
American Transmission
Systems, Inc., 5.000%,
09/01/2044 25,396
0.0
25,000  American Water
Capital Corp., 5.150%,
03/01/2034 25,100
0.0
62,000  American Water
Capital Corp., 5.450%,
03/01/2054 62,588
0.0
14,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 11,354
0.0
55,000  Avangrid, Inc., 3.200%,
04/15/2025 53,603
0.0
119,000  Avangrid, Inc., 3.800%,
06/01/2029 111,658
0.1
9,000  Black Hills Corp.,
3.050%,
10/15/2029 8,076
0.0
39,000
(2)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 36,437
0.0
12,000
(4)
CMS Energy Corp.,
3.750%,
12/01/2050 9,847
0.0
68,000
(4)
CMS Energy Corp.,
4.750%,
06/01/2050 62,709
0.1
25,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 21,900
0.0
12,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 12,088
0.0
6,000
(4)
Dominion Energy, Inc.
C, 4.350%,
12/31/2199 5,647
0.0
81,000  DTE Energy Co.,
5.100%,
03/01/2029 80,710
0.1
10,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 8,644
0.0
6,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 4,684
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
81,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 $ 67,506
0.1
42,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 41,470
0.0
4,000
(4)
Duke Energy Corp.,
4.875%,
12/31/2199 3,975
0.0
42,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 35,260
0.0
15,000
(3)
Duke Energy Florida
LLC, 5.875%,
11/15/2033 15,859
0.0
195,000  Duke Energy Indiana
LLC, 2.750%,
04/01/2050 123,809
0.1
11,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 9,317
0.0
2,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 1,543
0.0
109,000  Duke Energy Progress
LLC, 3.700%,
10/15/2046 84,217
0.1
40,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 33,831
0.0
2,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 1,672
0.0
11,000
(2)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 9,128
0.0
78,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 47,543
0.0
25,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 20,762
0.0
24,000  Entergy Corp., 2.400%,
06/15/2031 19,950
0.0
7,000  Entergy Corp., 2.800%,
06/15/2030 6,123
0.0
9,000  Entergy Louisiana LLC,
4.200%,
04/01/2050 7,422
0.0
11,000  Entergy Louisiana LLC,
5.350%,
03/15/2034 11,046
0.0
32,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 31,455
0.0
33,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 31,648
0.0
20,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 19,908
0.0
15,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 15,743
0.0
16,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 13,664
0.0
57,000  Eversource Energy,
2.900%,
03/01/2027 53,607
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
23,000  Eversource Energy,
5.125%,
05/15/2033 $ 22,548
0.0
34,000  Eversource Energy,
5.450%,
03/01/2028 34,437
0.0
24,000  Eversource Energy,
5.500%,
01/01/2034 24,019
0.0
35,000  Eversource Energy,
5.950%,
02/01/2029 36,132
0.0
25,000  Eversource Energy U,
1.400%,
08/15/2026 22,802
0.0
54,000  Exelon Corp., 5.150%,
03/15/2028 54,160
0.0
41,000  Exelon Corp., 5.150%,
03/15/2029 41,110
0.0
21,000  Florida Power &
Light Co., 4.625%,
05/15/2030 20,876
0.0
18,000  Georgia Power Co.,
4.650%,
05/16/2028 17,830
0.0
25,000  Georgia Power Co. A,
2.200%,
09/15/2024 24,605
0.0
56,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 55,152
0.0
6,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 5,590
0.0
8,000
(2)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 6,667
0.0
50,000
(2)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 48,890
0.0
50,000
(2)
Jersey Central Power
& Light Co., 4.700%,
04/01/2024 50,000
0.0
17,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 17,375
0.0
65,000
(2)(3)
Liberty Utilities Co.,
5.869%,
01/31/2034 65,708
0.1
17,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 17,383
0.0
12,000
(2)
Metropolitan Edison
Co., 4.000%,
04/15/2025 11,698
0.0
30,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 25,582
0.0
20,000
(2)
Monongahela
Power Co., 3.550%,
05/15/2027 19,037
0.0
35,000
(2)
Monongahela
Power Co., 5.850%,
02/15/2034 35,971
0.0
13,000
(2)
Narragansett Electric
Co., 3.395%,
04/09/2030 11,876
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
49,000  National Grid PLC,
5.418%,
01/11/2034 $ 48,676
0.0
41,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 35,585
0.0
31,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 26,372
0.0
8,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 7,432
0.0
28,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 29,150
0.0
32,000
(4)
National Rural Utilities
Cooperative Finance
Corp., 8.489%,
(TSFR3M + 3.172%),
04/30/2043 31,996
0.0
24,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 5.000%,
02/07/2031 23,854
0.0
13,000  Nevada Power Co.,
6.000%,
03/15/2054 13,733
0.0
93,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 85,184
0.1
45,000
(3)(4)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 41,050
0.0
38,000  NextEra Energy Capital
Holdings, Inc., 4.255%,
09/01/2024 37,751
0.0
50,000  NextEra Energy Capital
Holdings, Inc., 6.051%,
03/01/2025 50,206
0.0
25,000
(3)(4)
NextEra Energy Capital
Holdings, Inc., 6.700%,
09/01/2054 25,144
0.0
38,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 31,396
0.0
38,000
(2)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 37,839
0.0
100,000  NiSource, Inc., 0.950%,
08/15/2025 94,148
0.1
16,000  NSTAR Electric Co.,
1.950%,
08/15/2031 12,951
0.0
28,000
(3)
Pacific Gas and
Electric Co., 4.300%,
03/15/2045 22,160
0.0
17,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 13,950
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
27,000
(2)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 $ 26,796
0.0
25,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 25,306
0.0
11,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 8,892
0.0
59,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 48,826
0.0
79,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 79,099
0.1
70,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 71,725
0.1
35,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 35,148
0.0
34,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 26,932
0.0
38,000  Southern Co., 5.113%,
08/01/2027 38,036
0.0
39,000
(4)
Southern Co. 21-A,
3.750%,
09/15/2051 36,509
0.0
22,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 21,749
0.0
36,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 33,595
0.0
14,000  Tampa Electric Co.,
4.350%,
05/15/2044 11,910
0.0
31,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 27,330
0.0
26,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 23,001
0.0
10,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 9,947
0.0
14,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 14,030
0.0
23,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 20,388
0.0
25,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 25,177
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
26,000  Wisconsin Public
Service Corp., 3.671%,
12/01/2042 $ 20,592
0.0
3,448,794
1.1
Total Corporate Bonds/
Notes
(Cost $25,259,500)
24,479,624
7.8
U.S. GOVERNMENT AGENCY OBLIGATIONS : 5.6%
Federal Home Loan Mortgage Corporation : 0.1%
(5)
2,608
2.500
%,
05/01/2030 2,447
0.0
4,482
2.500
%,
05/01/2030 4,195
0.0
6,184
2.500
%,
06/01/2030 5,824
0.0
10,915
3.000
%,
03/01/2045 9,708
0.0
14,355
3.000
%,
03/01/2045 12,818
0.0
16,940
3.000
%,
04/01/2045 15,073
0.0
26,013
3.500
%,
03/01/2045 23,835
0.0
68,217
4.000
%,
12/01/2041 64,379
0.0
24,219
4.000
%,
12/01/2042 22,992
0.0
2,552
4.000
%,
09/01/2045 2,416
0.0
3,403
4.000
%,
09/01/2045 3,211
0.0
3,429
4.000
%,
09/01/2045 3,254
0.0
4,219
4.000
%,
09/01/2045 4,003
0.0
38,673
4.500
%,
08/01/2041 37,989
0.0
151,645
4.500
%,
09/01/2041 148,966
0.1
1,663
5.500
%,
07/01/2037 1,700
0.0
1,261
6.500
%,
12/01/2031 1,290
0.0
364,100
0.1
Federal National Mortgage Association : 0.1%
(5)
309,084
4.500
%,
09/01/2047 310,190
0.1
Government National Mortgage Association : 1.5%
1,061,305
2.500
%,
05/20/2051 905,383
0.3
563,438
3.000
%,
11/20/2051 497,069
0.2
1,671,788
3.500
%,
05/20/2050 1,536,612
0.5
17,232
4.000
%,
11/20/2040 16,576
0.0
34,370
4.000
%,
03/20/2046 32,679
0.0
300,540
4.000
%,
05/20/2053 281,281
0.1
850,000
(6)
4.000
%,
04/20/2054 795,469
0.2
32,562
4.500
%,
08/20/2041 32,099
0.0
65,868
4.500
%,
09/15/2047 64,024
0.0
500,000
(6)
5.000
%,
05/15/2053 491,574
0.2
4,652,766
1.5
Uniform Mortgage-Backed Securities : 3.9%
247,816
2.000
%,
05/01/2051 196,815
0.1
258,814
2.000
%,
10/01/2051 205,500
0.1
869,747
2.000
%,
02/01/2052 699,233
0.2
957,154
2.000
%,
03/01/2052 758,645
0.3
8,467
2.500
%,
05/01/2030 7,973
0.0
11,489
2.500
%,
06/01/2030 10,824
0.0
15,788
2.500
%,
06/01/2030 14,858
0.0
6,086
2.500
%,
07/01/2030 5,727
0.0
1,213,793
2.500
%,
02/01/2051 1,009,845
0.3
505,921
2.500
%,
06/01/2051 420,470
0.1
888,982
2.500
%,
11/01/2051 741,045
0.2
292,238
2.500
%,
01/01/2052 244,822
0.1
435,161
2.500
%,
02/01/2052 362,819
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
540,425
2.500
%,
02/01/2052 $ 450,587
0.2
747,552
2.500
%,
02/01/2052 628,485
0.2
785,279
2.500
%,
02/01/2052 659,326
0.2
326,807
2.500
%,
03/01/2052 274,126
0.1
27,448
3.000
%,
09/01/2043 24,521
0.0
133,479
3.000
%,
04/01/2045 118,846
0.0
89,094
3.000
%,
07/01/2046 79,037
0.0
494,348
3.000
%,
04/01/2050 430,097
0.1
922,838
3.000
%,
02/01/2052 806,806
0.3
880,733
3.000
%,
04/01/2052 766,573
0.3
726,730
3.000
%,
05/01/2052 629,879
0.2
31,367
3.500
%,
10/01/2042 28,853
0.0
270,976
3.500
%,
08/01/2046 248,054
0.1
6,597
4.000
%,
07/01/2042 6,253
0.0
66,466
4.000
%,
07/01/2042 63,001
0.0
107,193
4.000
%,
01/01/2045 102,656
0.0
17,799
4.000
%,
06/01/2045 16,865
0.0
39,001
4.000
%,
11/01/2052 36,615
0.0
12,059
4.500
%,
11/01/2040 11,831
0.0
26,277
4.500
%,
10/01/2041 25,780
0.0
154,128
5.000
%,
05/01/2042 154,998
0.1
767,646
5.000
%,
10/01/2052 749,828
0.2
41,679
5.500
%,
12/01/2036 42,560
0.0
1,105,050
5.500
%,
06/01/2053 1,100,245
0.4
3,000
(6)
5.500
%,
04/01/2054 2,986
0.0
112
7.000
%,
10/01/2029 115
0.0
772
7.000
%,
01/01/2032 796
0.0
12,138,295
3.9
Total U.S. Government
Agency Obligations
(Cost $18,860,222)
17,465,351
5.6
ASSET-BACKED SECURITIES : 3.9%
Automobile Asset-Backed Securities : 0.4%
150,000
(2)
Bayview Opportunity
Master Fund VII Trust
2024-SN1 A3, 5.660%,
03/15/2028 150,208
0.1
42,275  Drive Auto Receivables
Trust 2021-2 C,
0.870%,
10/15/2027 41,959
0.0
200,000  Exeter Automobile
Receivables Trust
2024-1A B, 5.290%,
08/15/2028 199,440
0.1
100,000
(2)
Ford Credit Auto Owner
Trust 2022-1 C,
4.670%,
11/15/2034 97,313
0.0
100,000
(2)
GLS Auto Receivables
Issuer Trust 2021-4A
C, 1.940%,
10/15/2027 97,721
0.0
100,000  GM Financial
Automobile Leasing
Trust 2022-2 C,
4.330%,
05/20/2026 99,170
0.0
150,000
(2)
GM Financial Revolving
Receivables Trust
2024-1 A, 4.980%,
12/11/2036 150,877
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
350,000  Honda Auto
Receivables Owner
Trust 2024-1 A4,
5.170%,
05/15/2030 $ 352,089
0.1
1,188,777
0.4
Home Equity Asset-Backed Securities : 0.0%
42,694
(4)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 42,098
0.0
Other Asset-Backed Securities : 3.0%
250,000
(2)(4)
Apidos Clo Xxv 2016-
25A A1R2, 6.458%,
(TSFR3M + 1.150%),
10/20/2031 250,232
0.1
16,645
(2)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 15,469
0.0
300,000
(2)(4)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.340%, (TSFR1M +
3.014%),
11/15/2036 287,030
0.1
250,000
(2)(4)
ARES LII CLO Ltd.
2019-52A A1R,
6.629%, (TSFR3M +
1.312%),
04/22/2031 250,277
0.1
400,000
(2)(4)
ARES XLIV CLO
Ltd. 2017-44A A2R,
6.876%, (TSFR3M +
1.562%),
04/15/2034 398,341
0.1
75,833
(2)
Beacon Container
Finance II LLC 2021-1A
A, 2.250%,
10/22/2046 67,773
0.0
500,000
(2)(4)
BlueMountain CLO
Ltd. 2014-2A A2R2,
6.979%, (TSFR3M +
1.662%),
10/20/2030 498,757
0.2
250,000
(2)(4)
BlueMountain CLO
Ltd. 2016-3A A1R2,
(TSFR3M + 1.200%),
11/15/2030 250,232
0.1
250,000
(2)(4)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.576%, (TSFR3M +
2.262%),
04/15/2034 247,518
0.1
455,000
(2)(4)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.464%, (TSFR3M +
2.150%),
04/15/2035 450,049
0.1
98,250
(2)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 92,788
0.0
210,175
(2)(4)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A1R2,
6.548%, (TSFR3M +
1.232%),
04/17/2031 210,249
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
270,000
(2)(4)
Carlyle Global Market
Strategies CLO Ltd.
2015-4A A1RR,
(TSFR3M + 1.220%),
07/20/2032 $ 270,203
0.1
250,000
(2)(4)
Carlyle US Clo Ltd.
2017-2A AJR, 6.979%,
(TSFR3M + 1.662%),
07/20/2031 249,854
0.1
16,450
(4)
Chase Funding Trust
Series 2003-5 2A2,
6.044%, (TSFR1M +
0.714%),
07/25/2033 16,055
0.0
190,363
(2)(4)
CIFC Funding Ltd.
2017-3A A1, 6.799%,
(TSFR3M + 1.482%),
07/20/2030 190,469
0.1
237,707
(2)(4)
CIFC Funding Ltd.
2018-2A A1, 6.619%,
(TSFR3M + 1.302%),
04/20/2031 237,822
0.1
64,315
(2)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 57,972
0.0
81,813
(2)
CLI Funding VIII LLC
2022-1A A, 2.720%,
01/18/2047 73,041
0.0
94,750
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 91,489
0.0
192,000
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 177,069
0.1
243,125
(2)
Domino's Pizza Master
Issuer LLC 2021-
1A A2I, 2.662%,
04/25/2051 216,747
0.1
97,250
(2)
Domino's Pizza Master
Issuer LLC 2021-
1A A2II, 3.151%,
04/25/2051 84,693
0.0
95,000
(2)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 92,173
0.0
250,000
(2)(4)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.829%,
(TSFR3M + 1.512%),
01/20/2030 248,726
0.1
150,573
(2)(4)
Goldentree Loan
Management US Clo
2 Ltd. 2017-2A AR,
6.489%, (TSFR3M +
1.172%),
11/20/2030 150,621
0.0
10,834
(2)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 9,902
0.0
211,895
(2)
J.G. Wentworth XXXIX
LLC 2017-2A A,
3.530%,
09/15/2072 186,558
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
61,052
(2)
Loanpal Solar Loan Ltd.
2020-2GF A, 2.750%,
07/20/2047 $ 49,400
0.0
61,172
(2)
Loanpal Solar Loan Ltd.
2021-1GS A, 2.290%,
01/20/2048 49,218
0.0
103,000
(2)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 80,356
0.0
250,000
(2)(4)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 7.571%, (TSFR3M +
2.262%),
04/19/2033 250,361
0.1
250,000
(2)(4)
Magnetite XII Ltd.
2015-12A AR4,
6.472%, (TSFR3M +
1.150%),
10/15/2031 250,232
0.1
340,000
(2)(4)
Magnetite XXXI Ltd.
2021-31A A1, 6.676%,
(TSFR3M + 1.362%),
07/15/2034 340,302
0.1
29,736
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 27,863
0.0
22,803
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 20,389
0.0
48,162
(2)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 40,621
0.0
55,474
(2)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 43,660
0.0
250,000
(2)(4)
Octagon Investment
Partners 32 Ltd. 2017-
1A A2R, 6.776%,
(TSFR3M + 1.462%),
07/15/2029 250,116
0.1
250,000
(2)(4)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.460%, (TSFR3M +
2.162%),
01/18/2034 250,321
0.1
150,000
(2)
OneMain Financial
Issuance Trust 2023-1A
A, 5.500%,
06/14/2038 152,593
0.1
14,509
(2)
Pagaya AI Debt Trust
2022-1 A, 2.030%,
10/15/2029 14,369
0.0
250,000
(2)(4)
Palmer Square CLO
Ltd. 2021-1A B,
7.279%, (TSFR3M +
1.962%),
04/20/2034 248,512
0.1
250,000
(2)(4)
Rockland Park CLO Ltd.
2021-1A C, 7.479%,
(TSFR3M + 2.162%),
04/20/2034 248,514
0.1
100,000
(2)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 101,399
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
23,069
(2)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 $ 23,059
0.0
95,905
(2)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 94,440
0.0
181,223
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 137,853
0.0
84,004
(2)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 70,509
0.0
87,532
(2)
Sunnova Sol Issuer LLC
2020-1A A, 3.350%,
02/01/2055 76,112
0.0
187,500
(2)
Taco Bell Funding LLC
2016-1A A23, 4.970%,
05/25/2046 184,892
0.1
245,625
(2)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 203,380
0.1
79,333
(2)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 68,459
0.0
250,000
(2)(4)
THL Credit Wind River
CLO Ltd. 2015-1A
A1R3, (TSFR3M +
1.200%),
10/20/2030 250,000
0.1
74,500
(2)
Triton Container
Finance VIII LLC
2021-1A A, 1.860%,
03/20/2046 65,499
0.0
93,744
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 88,638
0.0
97,250
(2)
Wendy's Funding LLC
2021-1A A2II, 2.775%,
06/15/2051 81,971
0.0
195,000
(2)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 172,964
0.1
9,308,111
3.0
Student Loan Asset-Backed Securities : 0.5%
31,156
(2)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 29,037
0.0
21,420
(2)
Commonbond Student
Loan Trust-GS 2017-
BGS A1, 2.680%,
09/25/2042 19,517
0.0
16,927
(2)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 15,742
0.0
28,287
(2)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 24,632
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
16,110
(2)
Navient Private
Education Refi Loan
Trust 2019-A A2A,
3.420%,
01/15/2043 $ 15,683
0.0
336,991
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 315,592
0.1
102,266
(2)
Navient Private
Education Refi Loan
Trust 2020-BA A2,
2.120%,
01/15/2069 94,031
0.0
23,980
(2)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 21,902
0.0
53,345
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 46,820
0.0
253,796
(2)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 222,053
0.1
206,258
(2)
Navient Private
Education Refi Loan
Trust 2021-c 2021-CA
A, 1.060%,
10/15/2069 181,433
0.1
100,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 94,048
0.0
185,162
(2)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 176,548
0.1
100,000
(2)
SMB Private Education
Loan Trust 2024-
A A1A, 5.240%,
03/15/2056 100,483
0.0
188,937
(2)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 172,287
0.1
20,777
(2)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 20,174
0.0
19,905
(2)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 19,306
0.0
52,243
(2)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 47,643
0.0
1,616,931
0.5
Total Asset-Backed
Securities
(Cost $12,490,942)
12,155,917
3.9
Principal
Amount† RA . Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 3.5%
United States Treasury Bonds : 1.4%
1,000
1.250
%,
05/15/2050 $ 512
0.0
22,000
1.375
%,
11/15/2040 14,154
0.0
2,200
1.625
%,
11/15/2050 1,243
0.0
117,400
3.250
%,
05/15/2042 99,831
0.0
3,682,400
(3)
4.500
%,
02/15/2044 3,703,689
1.2
556,300
4.750
%,
11/15/2053 593,981
0.2
4,413,410
1.4
United States Treasury Notes : 2.1%
137,800
1.250
%,
11/30/2026 126,733
0.0
219,300
1.250
%,
09/30/2028 192,461
0.1
45,400
2.750
%,
08/15/2032 40,727
0.0
968,000
2.875
%,
04/30/2025 946,598
0.3
1,803,700
4.000
%,
02/15/2034 1,774,108
0.6
2,283,000
4.250
%,
03/15/2027 2,272,655
0.7
280,000
(3)
4.250
%,
02/28/2029 280,416
0.1
159,000
4.250
%,
03/31/2029 158,323
0.0
881,000
4.250
%,
02/28/2031 882,721
0.3
1,000
(3)
4.625
%,
02/28/2026 999
0.0
6,675,741
2.1
Total U.S. Treasury
Obligations
(Cost $11,100,834)
11,089,151
3.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 3.1%
41,573
(4)
Alternative Loan Trust
2004-J7 M1, 5.117%,
(TSFR1M + 1.134%),
10/25/2034 40,978
0.0
35,197  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 24,590
0.0
67,775
(4)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(TSFR1M + 0.514%),
04/25/2035 52,176
0.0
15,260  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 7,591
0.0
72,334
(4)
Alternative Loan Trust
2006-19CB A12,
5.844%, (TSFR1M +
0.514%),
08/25/2036 34,362
0.0
22,434
(4)
Alternative Loan
Trust 2007-23CB A3,
5.944%, (TSFR1M +
0.614%),
09/25/2037 8,806
0.0
97,033
(4)
Alternative Loan
Trust 2007-2CB 2A1,
5.750%, (TSFR1M +
0.714%),
03/25/2037 42,343
0.0
600,000
(2)
Arroyo Mortgage Trust
2022-1 A3, 3.650%,
12/25/2056 470,891
0.2
18,801
(4)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.501%,
09/25/2035 15,203
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000
(2)(4)
Bellemeade Re Ltd.
2022-1 M1C, 9.020%,
(SOFR30A + 3.700%),
01/26/2032 $ 509,445
0.2
47,737
(4)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.493%,
03/25/2036 36,333
0.0
24,351
(4)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.496%,
09/25/2037 21,715
0.0
41,827
(2)(4)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.485%, (SOFR30A +
2.164%),
01/25/2040 42,398
0.0
100,000
(2)(4)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.435%, (SOFR30A +
3.114%),
01/25/2040 102,935
0.0
125,816  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 123,455
0.1
115,178
(4)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.539%,
02/25/2049 115,378
0.0
146,123  Fannie Mae REMIC
Trust 2009-96 DB,
4.000%,
11/25/2029 142,941
0.1
47,249  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 46,747
0.0
218,039  Fannie Mae REMIC
Trust 2011-113 CL,
4.000%,
11/25/2041 205,592
0.1
103,903  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 101,112
0.0
38,488  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 38,759
0.0
79,006  Fannie Mae REMIC
Trust 2011-9 AZ,
5.000%,
05/25/2040 78,159
0.0
332,392  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 320,832
0.1
38,047  Fannie Mae REMIC
Trust 2013-16 GD,
3.000%,
03/25/2033 37,455
0.0
339,591  Fannie Mae REMIC
Trust 2018-11 BX,
4.000%,
12/25/2047 311,915
0.1
35,087  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 32,237
0.0
83,437
(2)(4)
Flagstar Mortgage Trust
2018-1 B3, 3.939%,
03/25/2048 74,093
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
27,178  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 $ 27,109
0.0
30,975  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 31,392
0.0
22,135  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 22,124
0.0
25,405  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 25,128
0.0
80,440  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 79,096
0.0
30,881  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 31,137
0.0
25,380
(4)(7)
Freddie Mac REMIC
Trust 3524 LA,
4.985%,
03/15/2033 24,287
0.0
29,275  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 29,845
0.0
4,694  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 4,625
0.0
1,123,481  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 995,694
0.3
211,582  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 199,693
0.1
581,411  Freddie Mac REMIC
Trust 4335 XZ,
4.250%,
05/15/2044 547,381
0.2
500,126  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 467,401
0.2
534,953  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 474,643
0.2
110,178  Freddie Mac REMIC
Trust 4495 PA,
3.500%,
09/15/2043 106,141
0.0
288,363  Freddie Mac REMIC
Trust 4634 ZM,
5.000%,
11/15/2056 267,088
0.1
145,986
(2)(4)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 6.970%,
(SOFR30A + 1.650%),
01/25/2034 146,556
0.1
600,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.070%,
(SOFR30A + 3.750%),
12/25/2041 619,051
0.2
25,897  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 25,659
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
173,190  Ginnie Mae 2010-164
JZ, 4.000%,
12/20/2040 $ 165,179
0.1
4,617  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 4,715
0.0
212,392  Ginnie Mae 2013-8
BE, 1.750%,
11/20/2042 179,577
0.1
1,194,416  Ginnie Mae 2019-15
CZ, 3.500%,
02/20/2049 978,687
0.3
14,257
(4)
HomeBanc Mortgage
Trust 2004-1 2A,
6.304%, (TSFR1M +
0.974%),
08/25/2029 13,677
0.0
29,724
(2)(4)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.500%,
03/25/2050 28,715
0.0
135,129
(2)(4)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 114,698
0.0
200,000
(2)(4)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 187,420
0.1
7,459  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 6,256
0.0
300,000
(2)(4)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 296,789
0.1
300,000
(2)(4)
Triangle Re Ltd.
2021-3 M1B, 8.220%,
(SOFR30A + 2.900%),
02/25/2034 302,039
0.1
32,051
(4)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
6.464%, (TSFR1M +
1.134%),
08/25/2045 30,529
0.0
13,651
(4)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.794%,
10/25/2036 12,029
0.0
18,744
(4)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.384%,
08/25/2046 16,360
0.0
92,621
(4)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.992%,
12/25/2036 81,243
0.0
47,331
(4)
WaMu Mortgage Pass-
Through Certificates
2007-HY7 2A2,
3.781%,
07/25/2037 38,189
0.0
15,437
(4)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.424%,
(TSFR1M + 1.094%),
10/25/2045 14,539
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
118,663
(4)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 6.049%,
(12MTA + 0.960%),
08/25/2046 $ 64,629
0.0
9,354
(4)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.874%, (TSFR1M
+ 0.544%),
06/25/2037 7,617
0.0
7,463
(4)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.185%,
04/25/2036 6,979
0.0
11,932
(4)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 5.880%,
12/28/2037 10,278
0.0
Total Collateralized
Mortgage Obligations
(Cost $10,889,873)
9,722,635
3.1
COMMERCIAL MORTGAGE-BACKED SECURITIES : 2.8%
500,000
(2)(4)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF2 E,
2.000%,
06/15/2054 291,848
0.1
500,000
(2)(4)
AREIT Trust 2021-
CRE5 D, 8.091%,
(TSFR1M + 2.764%),
11/17/2038 473,183
0.2
3,000,000
(4)(7)
BANK 2017-BNK8 XB,
0.183%,
11/15/2050 18,472
0.0
944,698
(4)(7)
BANK 2019-BN16 XA,
0.940%,
02/15/2052 34,357
0.0
3,552,854
(4)(7)
BANK 2019-BN21 XA,
0.837%,
10/17/2052 125,923
0.1
434,000
(4)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 B, 3.879%,
02/15/2050 402,420
0.2
2,180,000
(2)(4)(7)
BBCCRE Trust 2015-
GTP XA, 0.597%,
08/10/2033 14,995
0.0
946,196
(4)(7)
Benchmark Mortgage
Trust 2019-B9 XA,
1.015%,
03/15/2052 35,499
0.0
650,000
(4)
Benchmark Mortgage
Trust 2023-V3 A3,
6.363%,
07/15/2056 679,892
0.2
500,000
(2)(4)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 7.017%,
(TSFR1M + 1.692%),
03/15/2041 500,901
0.2
105,000
(2)(4)
BX Commercial
Mortgage Trust 2021-
21M E, 7.610%,
(TSFR1M + 2.285%),
10/15/2036 103,691
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
343,000
(2)(4)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.789%,
(TSFR1M + 2.464%),
02/15/2038 $ 326,323
0.1
639,138
(4)(7)
CD Mortgage Trust
2017-CD4 XA, 1.222%,
05/10/2050 18,042
0.0
400,000  Citigroup Commercial
Mortgage Trust 2015-
GC27 AS, 3.571%,
02/10/2048 391,500
0.1
840,173
(4)(7)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 1.884%,
07/10/2049 26,198
0.0
1,022,562
(4)(7)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 0.981%,
10/12/2050 27,629
0.0
936,767
(4)(7)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 0.866%,
09/15/2050 21,005
0.0
1,157,665
(4)(7)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.666%,
06/10/2051 27,485
0.0
1,097,933
(4)(7)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.039%,
08/10/2056 43,361
0.0
60,000  Citigroup Commercial
Mortgage Trust 2019-
GC43 A4, 3.038%,
11/10/2052 52,720
0.0
62,498
(4)
Comm Mortgage Trust
2013-CR13 C, 4.919%,
11/10/2046 59,484
0.0
2,380,000
(2)(4)(7)
COMM Mortgage Trust
2012-CR4 XB, 0.401%,
10/15/2045 23,257
0.0
1,274,236
(4)(7)
COMM Mortgage
Trust 2016-CR28 XA,
0.674%,
02/10/2049 13,699
0.0
677,544
(4)(7)
COMM Mortgage
Trust 2017-COR2 XA,
1.153%,
09/10/2050 20,287
0.0
130,000
(2)(4)
DBWF Mortgage Trust
2015-LCM D, 3.421%,
06/10/2034 112,106
0.1
500,000
(2)(4)
DK Trust 2024-SPBX
C, 7.300%, (TSFR1M +
1.950%),
03/15/2034 500,725
0.2
350,000
(2)(4)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 5.648%,
01/15/2041 351,417
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
457,128
(2)(4)
Extended Stay America
Trust 2021-ESH A,
6.519%, (TSFR1M +
1.194%),
07/15/2038 $ 457,278
0.2
1,633,764
(4)(7)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.878%,
11/25/2030 73,994
0.0
781,838
(4)(7)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.323%,
07/25/2035 79,661
0.0
1,275,361
(4)(7)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1518 X1, 0.864%,
10/25/2035 83,867
0.0
848,000
(7)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.364%,
12/25/2029 45,198
0.0
300,000
(2)(8)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 227,727
0.1
500,000
(2)(4)
Great Wolf Trust 2024-
WOLF A, 6.842%,
(TSFR1M + 1.542%),
03/15/2039 501,588
0.2
674,732
(4)(7)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.889%,
06/10/2047 462
0.0
1,313,505
(4)(7)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.562%,
11/10/2049 14,655
0.0
814,368
(4)(7)
GS Mortgage Securities
Trust 2017-GS6 XA,
1.009%,
05/10/2050 20,171
0.0
1,047,654
(4)(7)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.008%,
02/10/2052 42,052
0.0
1,918,280
(4)(7)
GS Mortgage Securities
Trust 2019-GC42 XA,
0.815%,
09/10/2052 63,973
0.0
90,000  GS Mortgage Securities
Trust 2019-GSA1 A4,
3.048%,
11/10/2052 81,417
0.0
1,295,826
(4)(7)
GS Mortgage Securities
Trust 2020-GC47 XA,
1.126%,
05/12/2053 66,827
0.0
1,085,899
(4)(7)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.570%,
12/15/2049 12,443
0.0
76,942
(4)(7)
JPMBB Commercial
Mortgage Securities
Trust 2014-C19 XA,
0.466%,
04/15/2047 20
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,272,108
(4)(7)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 0.950%,
12/15/2047 $ 2,137
0.0
62,000  Morgan Stanley Capital
I Trust 2019-H6 A4,
3.417%,
06/15/2052 57,040
0.0
3,140,342
(4)(7)
Morgan Stanley Capital
I Trust 2019-L3 XA,
0.607%,
11/15/2052 86,795
0.0
1,002,744
(7)
Morgan Stanley Capital
I Trust 2021-L5 XA,
1.289%,
05/15/2054 58,446
0.0
650,000
(2)(4)
PFP Ltd. 2023-10 A,
7.692%, (TSFR1M +
2.365%),
09/16/2038 654,224
0.2
1,831,861
(4)(7)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 0.912%,
03/15/2051 54,227
0.0
60,000  UBS Commercial
Mortgage Trust 2019-
C17 A4, 2.921%,
10/15/2052 53,399
0.0
400,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 382,589
0.1
400,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 D,
3.000%,
06/15/2051 302,035
0.1
981,856
(4)(7)
Wells Fargo
Commercial Mortgage
Trust 2019-C52 XA,
1.592%,
08/15/2052 57,638
0.0
500,000
(2)
WSTN Trust 2023-
MAUI A, 6.297%,
07/05/2037 504,645
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $9,007,238)
8,680,927
2.8
SOVEREIGN BONDS : 0.2%
200,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 160,200
0.0
200,000  Mexico Government
International Bond,
3.500
%,
02/12/2034 167,250
0.1
200,000  Panama Government
International Bond,
8.000
%,
03/01/2038 209,850
0.1
100,000
(2)
Romanian Government
International Bond,
6.375
%,
01/30/2034 101,781
0.0
Total Sovereign Bonds
(Cost $698,926)
639,081
0.2
Principal
Amount† RA . Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(9)
: 0.0%
Total Purchased
Options
(Cost $32,219)
$ 105
0.0
Total Long-Term
Investments
(Cost $278,529,514)
311,528,635
99.4
SHORT-TERM INVESTMENTS : 3.3%
U.S. Treasury Obligations : 0.1%
170,000
(10)
United States Treasury
Bill,
5.030
%,
04/16/2024
(Cost $169,625)
169,627
0.1
Commercial Paper : 0.8%
425,000  American Electric
Power Co., Inc.,
6.600
%,
04/17/2024 423,700
0.1
800,000  American Honda
Finance Corp.,
11.010
%,
04/03/2024 799,279
0.3
1,400,000  Johnson Controls
International plc,
13.740
%,
04/02/2024 1,398,950
0.4
Total Commercial Paper
(Cost $2,623,489)
2,621,929
0.8
Time Deposits : 0.3%
170,000
(11)
Canadian Imperial Bank
of Commerce,
5.310
%,
04/01/2024 170,000
0.0
170,000
(11)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024 170,000
0.1
150,000
(11)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024 150,000
0.0
170,000
(11)
Royal Bank of Canada,
5.320
%,
04/01/2024 170,000
0.1
170,000
(11)
Skandinaviska Enskilda
Banken AB,
5.310
%,
04/01/2024 170,000
0.1
160,000
(11)
Societe Generale,
5.310
%,
04/01/2024 160,000
0.0
Total Time Deposits
(Cost $990,000)
990,000
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 2.1%
1,802,940
(11)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,803,993,
collateralized by various
U.S. Government
Agency Obligations,
3.500%-7.000%, Market
Value plus accrued
interest $1,838,999, due
08/01/33-03/01/54)
$ 1,802,940
0.6
1,144,864
(11)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,145,533,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.500%, Market
Value plus accrued
interest $1,167,761, due
06/01/36-04/01/54)
1,144,864
0.3
1,802,940
(11)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,803,995,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-5.500%, Market
Value plus accrued
interest $1,838,999, due
01/01/39-11/01/52)
1,802,940
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,802,940
(11)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,803,991,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,839,000, due
01/01/28-07/15/58)
$ 1,802,940
0.6
Total Repurchase
Agreements
(Cost $6,553,684)
6,553,684
2.1
Total Short-Term
Investments
(Cost $10,336,798)
10,335,240
3.3
Total Investments in
Securities
(Cost $288,866,312) $ 321,863,875 102.7
Liabilities in Excess of
Other Assets (8,421,827) (2.7)
Net Assets $ 313,442,048 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(6)
Represents or includes a TBA transaction.
(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2024.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 7,197,703 $ 635,165 $ — $ 7,832,868
Consumer Discretionary 10,972,483 1,726,322 — 12,698,805
Consumer Staples 5,690,100 1,384,403 — 7,074,503
Energy 4,178,942 646,893 — 4,825,835
Financials 11,905,521 3,369,309 — 15,274,830
Health Care 11,287,788 2,202,612 — 13,490,400
Industrials 11,346,070 2,672,351 — 14,018,421
Information Technology 26,185,932 1,623,799 — 27,809,731
Materials 3,140,022 1,371,555 — 4,511,577
Real Estate 2,808,341 440,505 — 3,248,846
Utilities 2,631,018 551,476 — 3,182,494
Total Common Stock 97,343,920 16,624,390 — 113,968,310
Asset-Backed Securities — 12,155,917 — 12,155,917
Collateralized Mortgage Obligations — 9,722,635 — 9,722,635
Commercial Mortgage-Backed Securities — 8,680,927 — 8,680,927
Corporate Bonds/Notes — 24,479,624 — 24,479,624
Exchange-Traded Funds 13,432,855 — — 13,432,855
Mutual Funds 99,727,654 — — 99,727,654
Preferred Stock — 167,025 — 167,025
Purchased Options — 105 — 105
Short-Term Investments — 10,335,240 — 10,335,240
Sovereign Bonds — 639,081 — 639,081
U.S. Government Agency Obligations — 17,465,351 — 17,465,351
U.S. Treasury Obligations — 11,089,151 — 11,089,151
Total Investments, at fair value $ 210,504,429 $ 111,359,446 $ — $ 321,863,875
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 999 — 999
Collateralized Mortgage Obligations — — — —
Forward Premium Swaptions — 29,533 — 29,533
Futures 73,528 — — 73,528
Total Assets $ 210,577,957 $ 111,389,978 $ — $ 321,967,935
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (671) $ — $ (671)
Forward Foreign Currency Contracts — (146) — (146)
Forward Premium Swaptions — (3,052) — (3,052)
Futures (14,549) — — (14,549)
OTC volatility swaps — (1,277) — (1,277)
Written Options — (16,895) — (16,895)
Total Liabilities $ (14,549) $ (22,041) $ — $ (36,590)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Term Bond Fund -
Class R6
$ 21,287,211 $ 1,268,564 $ — $ (140,749) $ 22,415,026 $ 248,745 $ — $ —
Voya Small Cap Growth Fund -
Class R6
3,120,362 — (293,388) 245,108 3,072,082 — 50,732 —
Voya Small Company Fund - Class
R6
6,080,812 247,200 — 89,192 6,417,204 — — —
Voya U.S. Stock Index Portfolio -
Class I
55,531,356 4,358,288 (1,790,979) 5,570,435 63,669,100 — 209,021 —
Voya VACS Series HYB Fund
4,099,179 78,819 — (23,756) 4,154,242 78,825 — —
$ 90,118,920 $ 5,952,871 $ (2,084,367) $ 5,740,230 $ 99,727,654 $ 327,570 $ 259,753 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2024, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 2,173 USD 2,357 Standard Chartered Bank 04/12/24 $ (12)
EUR 14,306 USD 15,574 Standard Chartered Bank 04/12/24 (134)
$ (146)
At March 31, 2024, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 57 06/28/24 $ 11,655,609 $ (5,516)
U.S. Treasury 5-Year Note 59 06/28/24 6,313,922 7,723
U.S. Treasury 10-Year Note 8 06/18/24 886,375 (392)
U.S. Treasury Long Bond 9 06/18/24 1,083,938 14,825
U.S. Treasury Ultra Long Bond 25 06/18/24 3,225,000 50,980
$ 23,164,844 $ 67,620
Short Contracts:
U.S. Treasury Ultra 10-Year Note (19) 06/18/24 (2,177,578) (8,641)
$ (2,177,578) $ (8,641)
At March 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 28-day MXN TIIE-BANXICO Monthly 9.000 % Monthly 08/14/28 MXN 5,258,000 $ 958 $ 958
Pay 28-day MXN TIIE-BANXICO Monthly 8.860 Monthly 08/09/28 MXN 5,298,000 (671) (671)
Pay 1-day Secured Overnight Financing Rate Annual 3.610 Annual 04/30/54 USD 45,000 41 41
$ 328 $ 328
At March 31, 2024, the following OTC volatility swaps were outstanding for Voya Balanced Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.187% BNP Paribas 09/13/24 USD 2,000 $ (247) $ (247)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
GBP vs. USD Spot Exchange
Rate 6.625% BNP Paribas 09/17/24 USD 1,000 $ (99) $ (99)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% Deutsche Bank AG 09/13/24 USD 2,000 (273) (273)
Receive
GBP vs. USD Spot Exchange
Rate 6.600% Deutsche Bank AG 09/17/24 USD 1,000 (75) (75)
Receive
USD vs. CAD Spot Exchange
Rate 5.250% Goldman Sachs International 09/19/24 USD 2,000 (246) (246)
Receive
GBP vs. USD Spot Exchange
Rate 6.525% Goldman Sachs International 09/17/24 USD 1,000 (2) (2)
Receive
GBP vs. USD Spot Exchange
Rate 6.675% Goldman Sachs International 09/19/24 USD 4,000 (335) (335)
$ (1,277) $ (1,277)
(1)
Payments made at maturity date.
At March 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 210,000 $ 10,416 $ 101
$ 10,416 $ 101
At March 31, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 2.225%
1-day Secured Overnight
Financing Rate 05/16/24 USD 1,094,700 $ 11,859 $ 2
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.213%
1-day Secured Overnight
Financing Rate 05/16/24 USD 912,300 9,944 2
$ 21,803 $ 4
At March 31, 2024, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Mizuho Capital
Markets LLC Pay 3.675%
1-day Secured Overnight
Financing Rate 04/26/24 USD 282,000 $ 4,523 $ (6,263)
Put on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 1,094,700 11,859 (4,327)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 912,300 9,944 (3,606)
Put on 10-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.675%
1-day Secured Overnight
Financing Rate 04/26/24 USD 282,000 4,524 (2,699)
$ 30,850 $ (16,895)
At March 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Goldman Sachs
International 2.500% Receive 6-month EUR-EURIBOR 02/20/26 EUR 363,000 $ (35,423) $ (1,106)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 439,500 (76,913) 5,648
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 740,000 (130,980) 8,589
Put on 10-Year
Interest Rate Swap
Goldman Sachs
International 2.500% Pay 6-month EUR-EURIBOR 02/20/26 EUR 363,000 (35,422) (1,946)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 925,000 (166,500) 8,375
$ (445,238) $ 19,560

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Balanced Portfolio
At March 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 3.800% Pay
1-day Secured Overnight
Financing Rate 02/20/26 USD 363,000 $ 17,896 $ 351
Put on 10-Year
Interest Rate Swap Bank of America N.A. 3.800% Receive
1-day Secured Overnight
Financing Rate 02/20/26 USD 363,000 19,021 3,320
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.200% Receive 6-month EUR-EURIBOR 01/30/29 EUR 738,000 20,781 3,250
$ 57,698 $ 6,921
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 39,610,870
Gross Unrealized Depreciation (6,613,307)
Net Unrealized Appreciation $ 32,997,563